                                 ANNUAL REPORT FEBRUARY 28, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS   (LOGO)

STRATEGIC PARTNERS
FOCUSED GROWTH FUND

Objective: Seeks Long-Term Growth of Capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Strategic Partners
Focused Growth Fund (the Fund) is long-term growth of capital. The Fund's strategy is to combine the efforts of two investment advisers who employ a growth style: Jennison Associates LLC (Jennison) and
Alliance Capital Management, L.P. (Alliance). Each adviser selects approximately 20 securities. Jennison invests in midsize and large companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. These companies generally trade at high prices relative to their current earnings. Alliance emphasizes companies that, in its view, have strong management, superior industry position, excellent balance sheets, and the ability to demonstrate superior earnings growth.
There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of net assets as of 2/28/03.

    23.7%   Healthcare
    23.7    Consumer Discretionary
    19.1    Financials
    18.8    Information Technology
     4.1    Energy
     3.9    Industrials
     3.9    Telecommunication Services
     2.1    Consumer Staples
     0.7    Cash & Equivalents

Portfolio composition is subject to change.

Five Largest Holdings

Expressed as a percentage of net assets as of 2/28/03.

    7.2%   Pfizer, Inc.
           Pharmaceuticals
    6.4    Kohl's Corp.
           Multi-line Retail
    6.1    Viacom, Inc.
           Media
    5.5    Microsoft Corp.
           Software
    4.6    Citigroup, Inc.
           Diversified Financials

Holdings are subject to change.

                      www.strategicpartners.com   (800) 225-1852

Annual Report    February 28, 2003

    Cumulative Total Returns1                         As of 2/28/03

                                        One Year    Since Inception2
Class A                                  -25.88%        -55.90%
Class B                                  -26.24         -56.70
Class C                                  -26.24         -56.70
Class Z                                  -25.46         -55.50
Russell 1000 Growth Index3               -25.61         -55.37
S&P 500 Index4                           -22.67         -38.40
Lipper Large-Cap Growth Funds Avg.5      -25.46         -52.47

    Average Annual Total Returns1                         As of 3/31/03

                                           One Year    Since Inception2
    Class A                                 -29.37%       -25.47%
    Class B                                 -29.84        -25.44
    Class C                                 -27.62        -24.90
    Class Z                                 -25.53        -23.93
    Russell 1000 Growth Index3              -26.76        -24.29
    S&P 500 Index4                          -24.75        -15.43
    Lipper Large-Cap Growth Funds Avg.5     -27.05        -22.89

Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The
cumulative total returns do not take into account
applicable sales charges. The average annual total
returns do take into account applicable sales
charges. Without the distribution and service (12b-1)
fee waiver of 0.05% annually for Class A shares, the
returns would have been lower. The Fund charges a
maximum front-end sales charge of 5% for Class A
shares, and a 12b-1 fee of up to 0.30% annually. In
some limited circumstances, Class A shares may not be
subject to a front-end sales charge, but may be
subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject
to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for
six years respectively after purchase, and a 12b-1
fee of 1.00% annually. Approximately seven years
after purchase, Class B shares will automatically
convert to Class A shares on a quarterly basis. Class
C shares are subject to a front-end sales charge of
1% and a CDSC of 1% for shares redeemed within 18
months of purchase, and a 12b-1 fee of 1.00%
annually. Class Z shares are not subject to a sales
charge or 12b-1 fee. The returns in the tables above
do not reflect the deduction of taxes that a
shareholder would pay on fund distributions or
following the redemption of fund shares. 2Inception
date: 6/1/00. 3The Russell 1000 Growth Index is an
unmanaged index comprising those securities in the
Russell 1000 Index with a greater-than-average growth
orientation. Companies in this index tend to exhibit
relatively high price-to-book ratios, price/earnings
ratios, and forecasted growth rates, and relatively
low dividend yields. 4The Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) is an
unmanaged index of 500 stocks of large U.S.
companies. Investors cannot invest directly in an
index. 5The Lipper Average represents returns based
on an average of all funds in the Lipper Large-Cap
Growth Funds category for the periods noted. Funds in
the Lipper Large-Cap Growth Funds Average typically
have an above-average price/earnings ratio, price-to-
book ratio, and three-year sales-per-share growth
value, compared with the S&P 500 Index. The returns
for the S&P 500 Index and the Russell 1000 Growth
Index would be lower if they included the effects of
sales charges, operating expenses, or taxes. Returns
for the Lipper Large-Cap Growth Funds Average reflect
the deduction of operating expenses but not sales
charges or taxes.
                                                    1

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

                                      April 15, 2003
DEAR SHAREHOLDER,
The Strategic Partners Focused Growth Fund had a substantial loss over its fiscal year ended February 28, 2003. This was, by far, the worst 12 months for the U.S.
stock market in almost 30 years. A combination of economic and geopolitical uncertainty, together with a loss of confidence in corporate governance and reporting, discouraged potential investors. The Fund's return was in line with both the Russell 1000 Growth Index, its benchmark, and the Lipper Large-Cap Growth Funds
Average. In the following report, the Fund's investment advisers describe the performance of various holdings in its portfolio.

In March 2003 I was named president of the Strategic
Partners Opportunity Funds. I am pleased to lead an organization grounded in the stringent adviser screening process we use for Strategic Partners funds. We also monitor how well the funds adhere to their investment disciplines, which is especially important when trying to maintain a consistent strategy in today's turbulent market. We appreciate your continued confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President
Strategic Partners Opportunity Funds

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Annual Report    February 28, 2003

INVESTMENT ADVISERS' REPORT

THE WORST MARKET IN A GENERATION
This reporting period was dominated by a prolonged, broad, and deep slide in which the broad U.S. equity market lost about a third of its value. Despite short-lived rallies in August and October, concern about the possibility of war in Iraq and a delay in the recovery of capital investment depressed buying interest. Many investors appeared to be waiting for this uncertainty to be resolved.

Growth stocks performed worse than value, on average, but large losses were the norm. One exception was Internet-related companies, many of which had substantial share-price gains over the 12 months.
Ill-conceived and borderline Internet-related businesses had largely disappeared by the beginning of this period. The companies that survived generally had sound business models and strong management, and their share prices had fallen very low in the general decline of Internet-related stocks. During this reporting period, investors recognized the survivors' value and many stocks had substantial gains, including WebMD, and Amazon.com.
Similarly, some wireless telephone stocks had rebounds from "oversold" levels, albeit with smaller gains.

Some of the worst performers during the period were cyclical stocks--shares of companies whose earnings are closely related to the state of the economy, such as certain basic materials and advertising firms.
Delay in the recovery of capital investment hurt share prices of semiconductor and electronics companies as well. However, we should reiterate that over the 12-month reporting period, all sectors of the stock market had steep losses; gains were rare and consisted generally of rebounds from large earlier price drops.

In a market where so little gained in value, the sectors that the Fund had emphasized--consumer and financial stocks--accounted for the largest detractions from its return.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Annual Report    February 28, 2003

WE HAD SOME GAINS IN HEALTHCARE
UnitedHealth Group (see Alliance's Comments on
Largest Holdings) and Amgen (see Jennison's Comments on Largest Holdings) were among the positions that rose in this poor market for growth stocks. Cardinal
Health declined much less than the overall market.
UnitedHealth and Cardinal Health are HMOs, a business that has been relatively insensitive to the economic slowdown. Both companies reported high earnings growth while most firms saw their profits hold steady or contract. The biotechnology company Amgen has a strong drug portfolio and has been receiving approvals from the Food and Drug Administration (FDA) during a period when negative FDA decisions were common.

The Fund's position in Pfizer (see Alliance's
Comments on Largest Holdings) did not fare as well.
Both advisers think that Pfizer shares declined along with the rest of the industry when the string of negative FDA decisions made investors generally skeptical about drug companies.

GAINS ON DELL AND BJ SERVICES
In addition to healthcare positions, two other holdings had gains despite the negative market tide:
Dell Computer and BJ Services (see Jennison's
Comments on Largest Holdings for both). Dell reported unit sales and gross margins above expectations, reinforcing investors' opinion that it will dominate the consumer personal computer market and make inroads in corporate markets. BJ Services is an oil drilling services company that benefited from rising energy prices and the prospects of high natural gas prices for some time to come.

BOTH ADVISERS had CONSUMER STOCKS that detracted
Consumer spending has sustained the economy during this slowdown, and consumer stocks were a relatively good haven. With a decline in consumer confidence, many investors began to reassess the premium some of these companies had previously warranted. Retail chains Kohl's (see Alliance's Comments on Largest
Holdings) and Home Depot were among the largest detractors.

                       www.strategicpartners.com   (800) 225-1852

Viacom (see Alliance's Comments on Largest Holdings), a media company, was hurt by concern about advertising revenue, especially since companies tend to cut back on advertising during a war. Uncertainty about the continuity of its senior management also was an issue. (This was resolved after the end of the Fund's reporting period.) Both advisers believe
Viacom's shares are very reasonably priced for its earnings growth prospects.

FINANCIALS WERE SUBSTANTIAL DETRACTORS
The wave of negative news about accounting and Wall
Street firms took its toll on the Fund's holdings.
Financial holdings, including MBNA (see Alliance's
Comments on Largest Holdings), Citigroup, American
International Group (AIG), and Merrill Lynch, were among the largest detractors from return. Slower growth and a January uptick in loan losses hurt MBNA shares, but losses returned to normal afterward. The other three stocks were affected by declining capital markets and organizational or legal issues. Citigroup and Merrill Lynch had to settle complaints about conflicts of interest in their equity research and investment banking activities and their involvement with large firms that recently filed for bankruptcy.
AIG added to its reserves for insurance claims and faced questions about the succession plan for its long-standing and highly regarded CEO. These are likely to be short-term issues. The core businesses are sound and growing rapidly.

MOST TECHNOLOGY LEADERS REMAINED IN THE DOLDRUMS
Both advisers think that the stress on technology companies from this prolonged slowdown has strengthened the positions of the market leaders.
They had the scale and financial strength to keep developing their core competencies, and corporate purchasers are likely to focus on packaged brand-name services when they begin to spend again on their information technology support. However, during this reporting period, share prices continued to decline when the recovery of technological capital investment appeared to be further delayed. Texas Instruments and Microsoft (see Jennison's Comments on Largest Holdings) were among the largest detractors from return.

Strategic Partners Focused Growth Fund Management Team

------------------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at period end.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Investment Advisers' Comments on Five Largest Holdings

Jennison Associates LLC   As of 2/28/03
---------------------------------------------------

BJ Services Co./Energy Equipment & Services
BJ Services provides pressure pumping and cementing services, which are very sensitive to increases in drilling activity. Its compression extraction methods are greatly in demand because natural gas prices are at record levels as a result of cold winter weather and various supply and demand factors around the world.

Cisco Systems, Inc./Communications Equipment
Cisco Systems is the dominant company in the market for the routers and switches that control information flow in computer networks and the Internet. Its revenues have been hurt by the recent hiatus in spending on technology infrastructure, but we think the company is the best positioned to survive the downturn and benefit when capital investment resumes.
Cisco's operating margins and competitive position have been improving throughout this downturn.

Microsoft Corp./Software
Microsoft is the world's dominant software company.
It has had good success with Windows 2000 (its business operating system) and the XP operating system for personal computers.
The company has made significant inroads with its back-office software and corporate solutions.

Amgen Inc./Biotechnology
Amgen is the world's largest biotechnology company, with above-average sales and earnings growth. It recently introduced long-acting versions of two of its largest-selling drugs. It has a good record of FDA approvals, and we expect these to come faster with the recent appointment of a new FDA
Commissioner. Biotechnology stocks fared poorly in 2002, largely because of concerns about slow FDA approvals, and we added to our position inexpensively.

Dell Computer Corp./Computers & Peripherals
Dell is the low-cost marketer of personal computers, with a leading market share and strong brand name. It is expanding its business in corporate computers and is selling its own printer line. Although the business has been slow this year, we expect Dell's long-term earnings growth to continue.

Holdings are subject to change.

                         www.strategicpartners.com   (800) 225-1852

Annual Report    February 28, 2003

Alliance Capital Management, L.P.   As of 2/28/03
--------------------------------------------------

Pfizer, Inc./Pharmaceuticals
Pfizer sells consumer products as well as prescription medicines for humans and animals. It has a robust product pipeline and no significant near-term patent expirations. Efficiencies from its acquisition of Warner-Lambert in 2000 added to earnings in 2000 and 2001. It is in the process of acquiring Pharmacia. Pfizer reaffirmed its outlook for double-digit revenue growth in 2002-2004, margin improvements, and continuing investment in research and development.


UnitedHealth Group, Inc./Healthcare Providers & Services
UnitedHealth provides a comprehensive HMO and unbundled health management services. Its consistent earnings growth is particularly attractive in the current market. Rising premiums and a larger number of plan participants are boosting its revenues, while its profits also benefit from process improvement and tightly managed operating costs. For the fourth quarter of 2002, UnitedHealth Group reported a 58%
rise in profits over the comparable quarter of 2001 as membership growth and price increases outpaced rising medical costs.

Kohl's Corp./Multi-line Retail
Kohl's department stores sell moderately priced apparel and home products to middle-income customers.
Since 1992, the Company has increased square footage an average of 22% a year. Comparable store sales and gross margins are still growing. It is entering the Los Angeles, Phoenix, and Las Vegas markets with 80 new stores, which may benefit from competitors' store closings. It intends to test a smaller store format that would add potential markets. Kohl's maintains an excellent balance sheet.

MBNA Corp./Diversified Finanicals
MBNA is a bank with a leading position in affiliated credit cards, which are marketed primarily to members of associations and customers of financial institutions. Its existing affinity groups continue to grow, while it also acquires portfolios from other institutions. Losses from uncollectable loans have declined over the last six months, despite the challenging environment.

Viacom, Inc./Media
Viacom is the world's pre-eminent media company, with brands that include CBS and MTV and strong positions in radio broadcasting and billboards. In our view, it is a stock all growth investors will want to own when the geopolitical situation is more stable. We think it is very attractively priced when its current earnings and growth potential are taken into account.

Holdings are subject to change.
                                                   7

                             Annual Report February 28, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS   (LOGO)

STRATEGIC PARTNERS
FOCUSED GROWTH FUND

                             Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of February 28, 2003

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.3%
Common Stocks
-------------------------------------------------------------------------------------
Biotechnology  3.6%
     73,500      Amgen, Inc.(a)                                     $      4,016,040
-------------------------------------------------------------------------------------
Communications Equipment  6.2%
     31,900      Comcast Corp. (Class 'A' Stock)(a)                          896,071
    292,600      Cisco Systems, Inc.(a)                                    4,090,548
    143,500      Nokia Corp. (ADR) (Finland)                               1,898,505
                                                                    ----------------
                                                                           6,885,124
-------------------------------------------------------------------------------------
Computers & Peripherals  3.7%
    154,100      Dell Computer Corp.(a)                                    4,154,536
-------------------------------------------------------------------------------------
Diversified Financials  15.1%
    153,630      Citigroup, Inc.                                           5,122,024
     61,800      Freddie Mac                                               3,377,370
     27,700      Goldman Sachs Group, Inc.                                 1,923,765
    261,862      MBNA Corp.                                                3,626,789
     81,900      Merrill Lynch & Co., Inc.                                 2,791,152
                                                                    ----------------
                                                                          16,841,100
-------------------------------------------------------------------------------------
Diversified Manufacturing  2.7%
     23,700      3M Co.                                                    2,971,269
-------------------------------------------------------------------------------------
Energy Equipment & Services  4.1%
    133,900      BJ Services Co.(a)                                        4,602,143
-------------------------------------------------------------------------------------
Food & Drug Retailing  2.1%
     83,600      Walgreen Co.                                              2,352,504
-------------------------------------------------------------------------------------
Health Care Providers & Services  6.1%
     40,400      Cardinal Health, Inc.                                     2,314,516
     53,800      UnitedHealth Group, Inc.                                  4,460,020
                                                                    ----------------
                                                                           6,774,536
-------------------------------------------------------------------------------------
Hotels Restaurants & Leisure  2.7%
    100,600      Marriott International, Inc. (Class 'A' Stock)            3,040,132

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Industrial Conglomerates  1.2%
     53,500      General Electric Co.                               $      1,286,675
-------------------------------------------------------------------------------------
Insurance  4.0%
     91,800      American International Group, Inc.                        4,524,822
-------------------------------------------------------------------------------------
Media  6.1%
    184,700      Viacom, Inc. (Class 'B' Stock)(a)                         6,857,911
-------------------------------------------------------------------------------------
Multi-line Retail  6.4%
    147,400      Kohl's Corp.(a)                                           7,207,860
-------------------------------------------------------------------------------------
Pharmaceuticals  14.0%
     89,500      Abbott Laboratories                                       3,187,990
     84,300      Johnson & Johnson                                         4,421,535
    270,500      Pfizer, Inc.                                              8,066,310
                                                                    ----------------
                                                                          15,675,835
-------------------------------------------------------------------------------------
Semiconductor Equipment & Products  4.3%
    175,700      Applied Materials, Inc.(a)                                2,280,586
    110,200      Xilinx, Inc.(a)                                           2,523,580
                                                                    ----------------
                                                                           4,804,166
-------------------------------------------------------------------------------------
Software  5.5%
    257,700      Microsoft Corp.                                           6,107,490
-------------------------------------------------------------------------------------
Specialty Retail  7.6%
     76,200      Bed, Bath & Beyond, Inc.(a)                               2,517,648
     69,500      Lowe's Cos., Inc.                                         2,731,350
    133,500      Tiffany & Co.                                             3,199,995
                                                                    ----------------
                                                                           8,448,993
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  3.9%
    390,100      AT&T Wireless Services, Inc.(a)                           2,305,491
    115,600      Vodafone Group PLC (ADR) (United Kingdom)                 2,092,360
                                                                    ----------------
                                                                           4,397,851
                                                                    ----------------
                 Total long-term investments (cost $140,157,754)         110,948,987
                                                                    ----------------

    10                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Principal                                Moody's
Amount                                   Rating         Interest    Maturity    Value
(000)         Description                (Unaudited)    Rate        Date        (Note 1)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  1.2%
---------------------------------------------------------------------------------------------------
Commercial Paper
  $  1,330    General Electric Co.
               (cost $1,330,000)         P-1            1.20%       3/03/03     $    1,330,000
                                                                                --------------
              Total Investments  100.5%
               (cost $141,487,754; Note
               5)                                                                  112,278,987
              Liabilities in excess of
               other assets  (0.5%)                                                   (524,042)
                                                                                --------------
              Net Assets  100%                                                  $  111,754,945
                                                                                --------------
                                                                                --------------

------------------------------
The following abbreviations are used in portfolio descriptions:
ADR--American Depository Receipt
(a) Non-income producing security.

    See Notes to Financial Statements                                     11

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Assets and Liabilities

                                                                 February 28, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $141,487,754)                          $ 112,278,987
Cash                                                                         861
Receivable for securities sold                                            99,144
Dividends and interest receivable                                         68,425
Receivable for Fund shares sold                                           22,614
Prepaid assets                                                             1,645
                                                                 -----------------
      Total assets                                                   112,471,676
                                                                 -----------------
LIABILITIES
Payable for Fund shares reacquired                                       326,492
Accrued expenses and other liabilities                                   160,789
Management fee payable                                                    77,644
Distribution fee payable                                                  73,583
Payable to custodian                                                      71,838
Deferred trustees' fees                                                    6,385
                                                                 -----------------
      Total liabilities                                                  716,731
                                                                 -----------------
NET ASSETS                                                         $ 111,754,945
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      25,732
   Paid-in capital in excess of par                                  321,231,918
                                                                 -----------------
                                                                     321,257,650
   Accumulated net realized loss on investments                     (180,293,938)
   Net unrealized depreciation on investments                        (29,208,767)
                                                                 -----------------
Net assets, February 28, 2003                                      $ 111,754,945
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Assets and Liabilities Cont'd.

                                                                 February 28, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($15,158,640
      / 3,433,479 shares of beneficial interest issued and
      outstanding)                                                          $4.41
   Maximum sales charge (5% of offering price)                               0.23
                                                                 -----------------
   Maximum offering price to public                                         $4.64
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value and redemption price per share ($55,540,288
      / 12,839,264 shares of beneficial interest issued and
      outstanding)                                                          $4.33
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($36,046,318
      / 8,332,946 shares of beneficial interest issued and
      outstanding)                                                          $4.33
   Sales charge (1% of offering price)                                       0.04
                                                                 -----------------
   Offering price to public                                                 $4.37
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value and redemption price per share ($5,009,699
      / 1,126,698 shares of beneficial interest issued and
      outstanding)                                                          $4.45
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                February 28, 2003
-----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding tax of $11,015)           $    999,560
   Interest                                                              36,974
                                                               --------------------
      Total income                                                    1,036,534
                                                               --------------------
Expenses
   Management fee                                                     1,376,576
   Distribution fee--Class A                                             52,141
   Distribution fee--Class B                                            750,203
   Distribution fee--Class C                                            494,556
   Transfer agent's fees and expenses                                   390,000
   Custodian's fees and expenses                                        195,000
   Legal fees and expenses                                               31,000
   Audit fee                                                             30,000
   Registration fees                                                     29,000
   Reports to shareholders                                               16,000
   Trustees' fees                                                        15,000
   Miscellaneous expenses                                                   313
                                                               --------------------
      Total expenses                                                  3,379,789
                                                               --------------------
Net investment loss                                                  (2,343,255)
                                                               --------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                        (31,933,372)
Net change in unrealized depreciation on investments                (12,736,352)
                                                               --------------------
Net loss on investments                                             (44,669,724)
                                                               --------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(47,012,979)
                                                               --------------------
                                                               --------------------

    14                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Statement of Changes in Net Assets

                                                     Year Ended February 28,
                                            ------------------------------------------
                                                   2003                   2002
--------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment loss                         $ (2,343,255)         $   (3,339,404)
   Net realized loss on investments             (31,933,372)            (69,030,975)
   Net change in unrealized depreciation
      on investments                            (12,736,352)             18,548,293
                                            ------------------    --------------------
   Net decrease in net assets resulting
      from operations                           (47,012,979)            (53,822,086)
                                            ------------------    --------------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                 11,820,213              30,155,894
   Cost of shares reacquired                    (53,122,232)            (69,145,175)
                                            ------------------    --------------------
   Net decrease in net assets from Fund
      share transactions                        (41,302,019)            (38,989,281)
                                            ------------------    --------------------
Total decrease                                  (88,314,998)            (92,811,367)
NET ASSETS
Beginning of year                               200,069,943             292,881,310
                                            ------------------    --------------------
End of year                                    $111,754,945          $  200,069,943
                                            ------------------    --------------------
                                            ------------------    --------------------

    See Notes to Financial Statements                                     15

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements

      Strategic Partners Opportunity Funds (the 'Company'), formerly known as Strategic Partners Series, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund (the 'Fund'), Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners Focused Value Fund. These financial statements relate to Strategic Partners Focused Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000.

      The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity related securities in approximately 40 equity-related securities that are selected by the Fund's two investment subadvisers (up to approximately 20 each) as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund, in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange and Nasdaq
National Market securities are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements Cont'd.

Company's expenses are allocated to the respective Funds on the basis of relative net assets except for expenses that are incurred directly at a Fund level.

      Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

      Taxes:    For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded, net of reclaimable amounts at the time the related income is earned.

Note 2. Agreements
The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI has entered into subadvisory agreements with Alliance Capital Management, L.P. ('Alliance') and Jennison Associates LLC ('Jennison'). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. ('PIM'). PIM provides Jennison with certain research services and assists with maintenance of books and records as Jennison may request from time to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may
                                                                          17

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements Cont'd.

occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net asset of the Class A shares.

      PIMS has advised the Fund that it has received approximately $39,200 and $23,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended February 28, 2003. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $488,500 and $17,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively during the year ended February 28, 2003.

      PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended February 28, 2003, the amount of the commitment was $500 million from March 1, 2002 through May 3, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements Cont'd.

of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the year ended February 28, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended February 28, 2003, the Fund incurred fees of approximately $316,300 for the services of PMFS. As of February 28, 2003, approximately $23,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $72,600 in total networking fees of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $70,300 for the year ended February 28, 2003. As of February 28, 2003, approximately $5,100 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended February 28, 2003 aggregated $80,322,007 and $118,842,355, respectively.

Note 5. Tax Information
In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments. For the year ended February 28, 2003, the adjustments were to decrease net investment loss and decrease paid-in-capital in excess of par by $2,343,255 due to a net operating loss. Net investment income, net realized losses and net assets were not affected by this change.

      As of February 28, 2003, the Fund had no distributable earnings on a tax basis. In addition, the capital loss carryforward was approximately $168,502,300, of which $26,354,700 expires in 2009, $87,880,800 expires in 2010 and $54,266,800 expires in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The
                                                                          19

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements Cont'd.

tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral for federal tax purposes of post-October capital losses of approximately $8,532,000 as having occurred in the following year.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of February 28, 2003 was as follows:

   Tax Basis                                              Net Unrealized
 of Investments      Appreciation       Depreciation       Depreciation
----------------   ----------------   ----------------   ----------------
  $144,747,375        $4,612,211        $37,080,599        $32,468,388

      The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Year ended February 28, 2003:
Shares sold                                                     356,284    $  1,843,166
Shares reacquired                                            (1,570,945)     (8,058,915)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,214,661)     (6,215,749)
Shares issued upon conversion from Class B                        1,182           5,714
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (1,213,479)   $ (6,210,035)
                                                             ----------    ------------
                                                             ----------    ------------

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements Cont'd.

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Year ended February 28, 2002:
Shares sold                                                     841,562    $  5,670,467
Shares reacquired                                            (2,113,540)    (13,794,649)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,271,978)     (8,124,182)
Shares issued upon conversion from Class B                          974           5,279
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (1,271,004)   $ (8,118,903)
                                                             ----------    ------------
                                                             ----------    ------------
Class B
-----------------------------------------------------------
Year ended February 28, 2003:
Shares sold                                                     603,098    $  3,153,097
Shares reacquired                                            (4,397,026)    (22,084,659)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (3,793,928)    (18,931,562)
Shares reacquired upon conversion into Class A                   (1,205)         (5,714)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (3,795,133)   $(18,937,276)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended February 28, 2002:
Shares sold                                                   1,620,674    $ 10,748,032
Shares reacquired                                            (3,951,780)    (24,984,439)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (2,331,106)    (14,236,407)
Shares reacquired upon conversion into Class A                     (985)         (5,279)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (2,332,091)   $(14,241,686)
                                                             ----------    ------------
                                                             ----------    ------------
Class C
-----------------------------------------------------------
Year ended February 28, 2003:
Shares sold                                                     979,588    $  5,354,427
Shares reacquired                                            (3,545,043)    (17,964,913)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (2,565,455)   $(12,610,486)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended February 28, 2002:
Shares sold                                                   1,350,965    $  9,010,798
Shares reacquired                                            (3,738,264)    (23,715,880)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (2,387,299)   $(14,705,082)
                                                             ----------    ------------
                                                             ----------    ------------

                                                                          21

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements Cont'd.

Class Z                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Year ended February 28, 2003:
Shares sold                                                     270,185    $  1,469,523
Shares reacquired                                              (958,499)     (5,013,745)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (688,314)   $ (3,544,222)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended February 28, 2002:
Shares sold                                                     712,552    $  4,726,597
Shares reacquired                                            (1,027,525)     (6,650,207)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (314,973)   $ (1,923,610)
                                                             ----------    ------------
                                                             ----------    ------------

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Financial Highlights

                                                           Class A
                                     ---------------------------------------------------
                                                                         June 2, 2000(a)
                                         Year Ended February 28,             Through
                                     -------------------------------      February 28,
                                         2003              2002               2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                               $  5.95           $  7.30            $ 10.00
                                     -------------     -------------     ---------------
Income from investment
   operations
Net investment loss                       (0.06)            (0.06)             (0.06)
Net realized and unrealized loss
   on investment transactions             (1.48)            (1.29)             (2.64)
                                     -------------     -------------     ---------------
   Total from investment
      operations                          (1.54)            (1.35)             (2.70)
                                     -------------     -------------     ---------------
Net asset value, end of period          $  4.41           $  5.95            $  7.30
                                     -------------     -------------     ---------------
                                     -------------     -------------     ---------------
TOTAL INVESTMENT RETURN(b):              (25.88)%          (18.49)%           (27.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $15,159           $27,630            $43,200
Average net assets (000)                $20,856           $34,765            $59,259
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees(e)                      1.61%             1.42%              1.57%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.36%             1.17%              1.32%(c)
   Net investment loss                    (0.93)%           (0.77)%            (0.80)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover                        53%               76%               116%(d)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Not annualized for periods of less than one full year.
(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

    See Notes to Financial Statements                                     23

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Financial Highlights Cont'd.

                                                           Class B
                                     ---------------------------------------------------
                                                                         June 2, 2000(a)
                                         Year Ended February 28,             Through
                                     -------------------------------      February 28,
                                         2003              2002               2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                               $  5.87          $    7.26          $   10.00
                                     -------------     -------------     ---------------
Income from investment
   operations
Net investment loss                       (0.10)             (0.11)             (0.10)
Net realized and unrealized loss
   on investment transactions             (1.44)             (1.28)             (2.64)
                                     -------------     -------------     ---------------
   Total from investment
      operations                          (1.54)             (1.39)             (2.74)
                                     -------------     -------------     ---------------
Net asset value, end of period          $  4.33          $    5.87          $    7.26
                                     -------------     -------------     ---------------
                                     -------------     -------------     ---------------
TOTAL INVESTMENT RETURN(b):              (26.24)%           (19.15)%           (27.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $55,540          $  97,635          $ 137,671
Average net assets (000)                $75,020          $ 117,384          $ 164,779
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         2.36%              2.17%              2.32%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.36%              1.17%              1.32%(c)
   Net investment loss                    (1.68)%            (1.52)%            (1.56)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods less than one full year are not annualized.
(c) Annualized.

    24                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Financial Highlights Cont'd.

                                                           Class C
                                     ---------------------------------------------------
                                                                         June 2, 2000(a)
                                         Year Ended February 28,             Through
                                     -------------------------------      February 28,
                                         2003              2002               2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                               $  5.87           $  7.26           $   10.00
                                     -------------     -------------     ---------------
Income from investment
   operations
Net investment loss                       (0.10)            (0.11)              (0.10)
Net realized and unrealized loss
   on investment transactions             (1.44)            (1.28)              (2.64)
                                     -------------     -------------     ---------------
   Total from investment
      operations                          (1.54)            (1.39)              (2.74)
                                     -------------     -------------     ---------------
Net asset value, end of period          $  4.33           $  5.87           $    7.26
                                     -------------     -------------     ---------------
                                     -------------     -------------     ---------------
TOTAL INVESTMENT RETURN(b):              (26.24)%          (19.15)%            (27.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $36,046           $63,966           $  96,437
Average net assets (000)                $49,456           $80,074           $ 121,487
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         2.36%             2.17%               2.32%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.36%             1.17%               1.32%(c)
   Net investment loss                    (1.68)%           (1.52)%             (1.56)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods less than one full year are not annualized.
(c) Annualized.

    See Notes to Financial Statements                                     25

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Financial Highlights Cont'd.

                                                           Class Z
                                     ---------------------------------------------------
                                                                         June 2, 2000(a)
                                         Year Ended February 28,             Through
                                     -------------------------------      February 28,
                                         2003              2002               2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                               $  5.97           $  7.31            $ 10.00
                                     -------------     -------------     ---------------
Income from investment
   operations
Net investment loss                       (0.05)            (0.04)             (0.04)
Net realized and unrealized loss
   on investment transactions             (1.47)            (1.30)             (2.65)
                                     -------------     -------------     ---------------
   Total from investment
      operations                          (1.52)            (1.34)             (2.69)
                                     -------------     -------------     ---------------
Net asset value, end of period          $  4.45           $  5.97            $  7.31
                                     -------------     -------------     ---------------
                                     -------------     -------------     ---------------
TOTAL INVESTMENT RETURN(b):              (25.46)%          (18.33)%           (26.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $ 5,010           $10,840            $15,574
Average net assets (000)                $ 7,621           $12,834            $22,544
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         1.36%             1.17%              1.32%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.36%             1.17%              1.32%(c)
   Net investment loss                    (0.69)%           (0.52)%            (0.55)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods less than one full year are not annualized.
(c) Annualized.

    26                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Report of Independent Accountants

To the Shareholders and Board of Trustees of Strategic Partners Focused Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Partners Focused Growth Fund (the 'Fund') at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 21, 2003
                                                                          27

     Strategic Partners Opportunity Funds
     Strategic Partners Focused Growth Fund
                     www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be 'interested persons' of the Trust (as defined in the 1940 Act), are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Trust are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Trust and any other investment companies managed by PI.
       Independent Trustees

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)          Trustee                 Since 2000
                       Robert E. La Blanc (69)              Trustee                 Since 2000
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)      Currently President Emeritus of New             80
                                                        Jersey Institute of Technology (since
                                                        2002); formerly President (1978-2002)
                                                        of New Jersey Institute of
                                                        Technology; Commissioner (1998-2002)
                                                        of the Middle States Association
                                                        Commission on Higher Education;
                                                        Commissioner (1985-2002) of the New
                                                        Jersey Comission on Science and
                                                        Technology; Member (since 2000) Board
                                                        of Directors of IDT Corporation;
                                                        Director (since 1998) Society of
                                                        Manufacturing Engineering Education
                                                        Foundation, Director (since 1995) of
                                                        Prosperity New Jersey; formerly a
                                                        Director or Trustee of Liberty
                                                        Science Center, Research and
                                                        Development Council of New Jersey,
                                                        New Jersey State Chamber of Commerce,
                                                        and National Action Council for
                                                        Minorities in Engineering.

                       Robert E. La Blanc (69)          President (since 1981) of Robert E.             77
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ----------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)      Director (since 2000) of IDT
                                                        Corporation.

                       Robert E. La Blanc (69)          Director of Storage
                                                        Technology Corporation
                                                        (since 1979), Chartered
                                                        Semiconductor Ltd.
                                                        (Singapore) (since 1998),
                                                        Titan Corporation
                                                        (electronics, since 1995),
                                                        Computer Associates
                                                        International, Inc. (since
                                                        2002) (software company),
                                                        Director (since 1999) of
                                                        First Financial Fund, Inc.
                                                        and Director (since April
                                                        1999) High Yield Plus Fund,
                                                        Inc.

    28                                                                    29

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Growth Fund
                             www.strategicpartners.com   (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Douglas H. McCorkindale (63)         Trustee                 Since 2000
                       W. Scott McDonald, Jr. (66)          Trustee                 Since 2000
                       Thomas T. Mooney (61)                Trustee                 Since 2000
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       Douglas H. McCorkindale (63)     Chairman (since February 2001), Chief           77
                                                        Executive Officer (since June 2000)
                                                        and President (since September 1997)
                                                        of Gannett Co. Inc. (publishing and
                                                        media); formerly Vice Chairman (March
                                                        1984-May 2000) of Gannett Co. Inc.

                       W. Scott McDonald, Jr. (66)      Vice President (since 1997) of                  80
                                                        Kaludis Consulting Group, Inc.
                                                        (company serving higher education);
                                                        formerly principal (1995-1997), Scott
                                                        McDonald & Associates, Chief
                                                        Operating Officer (1991-1995),
                                                        Fairleigh Dickinson University,
                                                        Executive Vice President and Chief
                                                        Operating Officer (1975-1991), Drew
                                                        University, interim President
                                                        (1988-1990), Drew University and
                                                        founding director of School, College
                                                        and University Underwriters Ltd.

                       Thomas T. Mooney (61)            Chief Executive Officer, the                    97
                                                        Rochester Business Alliance, formerly
                                                        President of the Greater Rochester
                                                        Metro Chamber of Commerce, Rochester
                                                        City Manager; formerly Deputy Monroe
                                                        County Executive; Trustee of Center
                                                        for Governmental Research, Inc.;
                                                        Director of Blue Cross of Rochester
                                                        and Executive Service Corps of
                                                        Rochester; Director of the Rochester
                                                        Individual Practice Association.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -----------------------------------------------------------------
                       Douglas H. McCorkindale (63)     Director of Gannett Co.
                                                        Inc., Director of
                                                        Continental Airlines, Inc.
                                                        (since May 1993); Director
                                                        of Lockheed Martin Corp.
                                                        (aerospace and defense)
                                                        (since May 2001); Director
                                                        of The High Yield Plus Fund,
                                                        Inc. (since 1996).

                       W. Scott McDonald, Jr. (66)

                       Thomas T. Mooney (61)            Director, President and
                                                        Treasurer (since 1986) of
                                                        First Financial Fund, Inc.,
                                                        and Director (since 1988) of
                                                        High Yield Plus Fund, Inc.

    30                                                                    31

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Growth Fund
                           www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Stephen Stoneburn (59)               Trustee                 Since 2000

                       Clay T. Whitehead (64)               Trustee                 Since 2000
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Stephen Stoneburn (59)           President and Chief Executive Officer           75
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995-June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993-1995)
                                                        of Cowles Business Media and Senior
                                                        Vice President of Fairchild
                                                        Publications, Inc (1975-1989).

                       Clay T. Whitehead (64)           President (since 1983) of National              94
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ------------------------------------------------------------------
                       Stephen Stoneburn (59)

                       Clay T. Whitehead (64)           Director (since 2000) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 2000) of
                                                        the High Yield Plus Fund,
                                                        Inc.

       Interested Trustees

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       *Robert F. Gunia (56)                Vice President          Since 2000
                                                            and Trustee
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       *Robert F. Gunia (56)            Executive Vice President and Chief              116
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        Prudential Financial, Inc.
                                                        (Prudential); formerly Senior Vice
                                                        President (March 1987-May 1999) of
                                                        Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989- September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of Prudential
                                                        Mutual Funds Management, Inc. (PMF)

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ------------------------------------------------------------
                       *Robert F. Gunia (56)            Vice President and Director
                                                        (since May 1989) and
                                                        Treasurer (since 1999) of of
                                                        The Asia Pacific Fund, Inc.


    32                                                                    33

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Growth Fund
                               www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       *David R. Odenath, Jr (45)D          Trustee and             Since 2000
                                                            President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       *David R. Odenath, Jr (45)D      Formerly President, Chief Executive             116
                                                        Officer and Chief Operating Officer
                                                        (1999-2003) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.


      Information pertaining to the Officers of the Trust is set forth below.

       Officers

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Judy A. Rice (55)D                   Vice President          Since 2000

                       Lori E. Bostrom (40)                 Secretary               Since 2003

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       --------------------------------------------------------------------------
                       Judy A. Rice (55)D               President, Chief Executive Officer,
                                                        Chief Operating Officer and
                                                        Officer-in-Charge (since 2003) of PI;
                                                        formerly various positions to Senior
                                                        Vice President (1992-1999) of
                                                        Prudential Securities; and various
                                                        positions to Managing Director
                                                        (1975-1992) of Salomon Smith Barney;
                                                        Member of Board of Governors of the
                                                        Money Management Institute.

                       Lori E. Bostrom (40)             Vice President and Corporate Counsel
                                                        (since October 2002) of Prudential,
                                                        formerly Senior Counsel of The
                                                        Guardian Life Insurance Company of
                                                        America (February 1996-October 2002).

    34                                                                    35

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Growth Fund
                          www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Marguerite E. H. Morrison (47)       Assistant               Since 2003
                                                            Secretary

                       Grace C. Torres (42)                 Treasurer and           Since 2000
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Maryanne Ryan (38)                   Anti-Money              Since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------------------------------------------------
                       Marguerite E. H. Morrison (47)   Vice President and Chief Legal
                                                        Officer--Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential, Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996-February 2001)
                                                        of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987-September 1996) of Prudential
                                                        Securities.

                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998), First Vice President,
                                                        Prudential Securities (March 1997-May
                                                        1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, an Adviser or the Distributor.
    D On March 4, 2003, Ms. Rice was elected to serve as the President of the Fund. Mr.
      Odenath continues to serve as Trustee.
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102-4077.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or Officer.
 **** This column includes only directorships of companies required to report to the
      SEC under the Securities Exchange Act of 1934 (i.e., 'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Trust's Trustees is included in the Trust's Statement of Additional Information, which is available without charge, upon request, by calling
(800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    36                                                                    37

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Getting the Most from your Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
We've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

                         www.strategicpartners.com    (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Getting the Most from your Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Strategic Partners mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so.
Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

                      www.strategicpartners.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Class A     Growth of a $10,000 Investment

                (CHART)

Average Annual Total Returns as of 2/28/03

                          One Year    Since Inception
With Sales Charge          -29.59%       -27.18%
Without Sales Charge       -25.88%       -25.80%

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic
Partners Focused Growth Fund (Class A shares) with a similar investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) and the
Russell 1000 Growth Index by portraying the initial account values at the commencement of operations of Class A shares (June 1, 2000) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Without the distribution and service
(12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell
1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price/earnings ratios, and forecasted growth rates, and relatively low dividend yields. The
S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes.
The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund.
Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

www.strategicpartners.com   (800) 225-1852

Class B     Growth of a $10,000 Investment

                   (CHART)

Average Annual Total Returns as of 2/28/03

                         One Year    Since Inception
With Sales Charge         -29.92%       -27.11%
Without Sales Charge      -26.24%       -26.30%

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic
Partners Focused Growth Fund (Class B shares) with a similar investment in the S&P 500 Index and the Russell 1000 Growth Index by portraying the initial account values at the commencement of operations of Class B shares (June 1, 2000) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge (CDSC) was deducted from the value of the investment in Class B shares, assuming full redemption on February 28, 2003; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell
1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price/earnings ratios, and forecasted growth rates, and relatively low dividend yields. The
S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes.
The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund.
Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Class C     Growth of a $10,000 Investment

                   (CHART)

Average Annual Total Returns as of 2/28/03

                          One Year    Since Inception
With Sales Charge         -27.70%        -26.57%
Without Sales Charge      -26.24%        -26.30%


Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic
Partners Focused Growth Fund (Class C shares) with a similar investment in the S&P 500 Index and the Russell 1000 Growth Index by portraying the initial account values at the commencement of operations of Class C shares (June 1, 2000) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class C shares; (b) the maximum applicable CDSC was deducted from the value of the investment in Class C shares, assuming full redemption on February 28, 2003; (c) all recurring fees (including management fees) were deducted; and
(d) all dividends and distributions were reinvested.
The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000
Index with a greater-than-average growth orientation.
Companies in this index tend to exhibit relatively high price-to-book ratios, price/earnings ratios, and forecasted growth rates, and relatively low dividend yields. The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

www.strategicpartners.com   (800) 225-1852

Class Z     Growth of a $10,000 Investment

                  (CHART)

Average Annual Total Returns as of 2/28/03

          One Year    Since Inception
          -25.46%        -25.56%

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic
Partners Focused Growth Fund (Class Z shares) with a similar investment in the S&P 500 Index and the Russell 1000 Growth Index by portraying the initial account values at the commencement of operations of Class Z shares (June 1, 2000) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell
1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price/earnings ratios, and forecasted growth rates, and relatively low dividend yields.
The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund.
Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit our website at:
www.strategicpartners.com

Trustees
Saul K. Fenster
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Lori E. Bostrom, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017
Alliance Capital Management, L.P.
1345 Avenue of the Americas
New York, NY 10105

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

Fund Symbols    Nasdaq    CUSIP
------------    ------    -----
Class A         SPFAX    86276R106
Class B         SPFBX    86276R205
Class C         SPFCX    86276R304
Class Z         SPFZX    86276R403

MFSP500E    IFS-A079257

                                       ANNUAL REPORT FEBRUARY 28, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS  (LOGO)

STRATEGIC PARTNERS
NEW ERA GROWTH FUND

Objective: Seeks Long-Term Growth of Capital

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Strategic
Partners New Era Growth Fund (the Fund) is long-term growth of capital. The Fund's strategy is to combine the efforts of two investment advisers who employ a growth style: Jennison Associates LLC (Jennison) and Calamos Asset Management, Inc.
(Calamos). Jennison invests in small and midsize companies that it believes have superior management, a unique market niche, or a strong new product profile. Calamos invests primarily in small- to mid-cap companies, focusing on long-term earnings sustainability and return on capital, along with a valuation overlay. There can be no assurance that the Fund will achieve its investment objective.

Note: The Fund's benchmark has been changed to the Russell Midcap Growth Index. Because
Jennison and Calamos normally manage the portfolio in a mid-cap range, the new benchmark will better reflect the performance of the Fund's universe of securities. See the chart on the opposite page for performance results.

Portfolio Composition

Expressed as a percentage of net assets as of 2/28/03.

    27.4%   Information Technology
    21.9    Consumer Discretionary
    20.2    Healthcare
    12.0    Industrials
     6.6    Energy
     3.3    Financials
     1.8    Materials
     1.5    Telecommunication Services
     1.2    Consumer Staples
     4.1    Cash & Equivalents

Portfolio composition is subject to change.

Five Largest Holdings

Expressed as a percentage of net assets as of 2/28/03.

    2.5%   eBay, Inc.
           Internet & Catalog Retail
    1.8    Intuit, Inc.
           Software
    1.7    Synopsys, Inc.
           Software
    1.5    EchoStar Communications Corp.
           Media
    1.5    Reynolds & Reynolds Co.
           Software

Holdings are subject to change.

                        www.strategicpartners.com   (800) 225-1852

Annual Report    February 28, 2003

    Cumulative Total Returns1                        As of 2/28/03

                                          One Year    Since Inception2
Class A                                    -26.69%       -52.20%
Class B                                    -27.24        -53.00
Class C                                    -27.24        -53.00
Class Z                                    -26.45        -51.90
Russell Midcap Growth Index3               -21.93        -40.11
S&P 500 Index4                             -22.67        -40.11
Russell 3000 Growth Index5                 -25.67        -45.35
Lipper Multi-Cap Growth Funds Avg.6        -24.61        -47.42

    Average Annual Total Returns1                       As of 3/31/03

                                     One Year    Since Inception2
Class A                               -33.40%        -27.73%
Class B                               -33.97         -27.66
Class C                               -31.87         -27.03
Class Z                               -29.77         -25.95
Russell Midcap Growth Index3          -24.75         -19.09
S&P 500 Index4                        -27.08         -22.21
Russell 3000 Growth Index5            -26.11         -19.09
Lipper Multi-Cap Growth Funds Avg.6   -27.35         -24.13


Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc.
The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares, and a 12b-1 fee of up to 0.30% annually. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for six years respectively after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception date:
11/22/00. 3The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively high price-to-book ratios and forecasted growth values.
Investors cannot invest directly in an
index. 4The Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index) is an
unmanaged index of 500 stocks of large U.S.
companies. 5The Russell 3000 Growth Index is an unmanaged, market capitalization-weighted index that measures the performance of those Russell 3000 Index companies with relatively high price-to-book ratios and forecasted growth values. 6The Lipper Average represents returns based on an average of all funds in the Lipper Multi-Cap Growth
Funds category for the periods noted. Funds in the Lipper Multi-Cap Growth Funds Average typically have an above-average price/earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P SuperComposite 1500
Index. The returns for the S&P 500 Index, the Russell 3000 Growth Index, and the
Russell Midcap Growth Index would be lower if they included the effects of sales charges, operating expenses, or taxes.
Returns for the Lipper Multi-Cap Growth
Funds Average reflect the deduction of
operating expenses but not sales charges or taxes.

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

                             April 15, 2003

DEAR SHAREHOLDER,
The Strategic Partners New Era Growth Fund had a substantial loss over its fiscal year ended February 28, 2003. This was, by far, the worst 12 months for the U.S. stock market in almost 30 years. A combination of economic and geopolitical uncertainty, together with a loss of confidence in corporate governance and reporting, discouraged potential investors. The Fund's return was below the Russell Midcap Growth
Index, the Russell 3000 Growth Index, and the Lipper Multi-Cap Growth Funds Average.
In the following report, the Fund's
investment advisers describe the performance of various holdings in its portfolio.

After a thorough evaluation process by our Strategic Investment Research Group (SIRG), which screened more than 300 mid-cap growth investment advisers, the Fund's Board of Trustees appointed Calamos Asset Management,
Inc. as one of the Fund's advisers,
replacing Massachusetts Financial Services
(MFS). Calamos assumed management of the assets that had been managed by MFS in mid-
December 2002. In SIRG's view, Calamos'
proprietary quantitative security selection system and company research complements
Jennison Associates' primary focus on
company research.

In March 2003 I was named president of the Strategic Partners Opportunity Funds. I am pleased to lead an organization grounded in the stringent adviser screening process we use for Strategic Partners funds. We also monitor how well the funds adhere to their investment disciplines, which is especially important when trying to maintain a consistent strategy in today's turbulent market. We appreciate your continued confidence in Strategic Partners mutual funds.

Sincerely,


Judy A. Rice, President
Strategic Partners Opportunity Funds

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Annual Report    February 28, 2003

INVESTMENT ADVISERS' REPORT

THE WORST MARKET IN A GENERATION
This reporting period was dominated by a deep slide in which the broad U.S. equity market lost about a third of its value.
Despite short-lived rallies in August and October, concern about the possibility of war in Iraq and a delay in the recovery of capital investment depressed buying interest. Many investors appeared to be waiting for this uncertainty to be resolved.

Growth stocks performed worse than value, on average, but large losses were the norm. One exception was Internet-related companies, many of which had substantial share-price gains over the 12 months. Ill-conceived and borderline Internet-related businesses had largely disappeared by the beginning of this period. The companies that survived generally had sound business models and strong management, and their share prices had fallen very low in the general decline of Internet-related stocks. During this reporting period, investors recognized the survivors' value and many stocks had substantial gains. Similarly, some wireless telephone stocks had rebounds from "oversold" levels, albeit with smaller gains.

Some of the worst performers during the
period were cyclical stocks--shares of
companies whose earnings are closely related to the state of the economy, such as certain basic materials and advertising firms. Delay in the recovery of capital investment hurt share prices of semiconductor and electronics companies as well. However, we should reiterate that over the 12-month reporting period, all sectors of the stock market had steep losses; gains were rare and consisted generally of rebounds from large earlier price drops.

WE FOCUSED ON SERVICES
Although three investment advisers guided the Fund's stock selection during this fiscal year--Jennison for the full year, MFS and Calamos each for part of the year--the poor outlook for manufacturing companies influenced all three to focus on service companies in several sectors. Overall, the Fund's return relative to its benchmark was helped by its focus on consumer services and technology stocks and by its underweight in poor-performing non-service consumer cyclicals. It was hurt by its generally aggressive growth

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Annual Report    February 28, 2003

posture and its focus on commercial services such as data processing and advertising.

FINANCIAL STOCKS WERE AMONG LARGEST DETRACTORS
Three of the largest detractors from the Fund's return were Capital One Financial,
Concord EFS, and Investment Technology
Group, all of which Jennison sold from the portfolio after reducing its expectations for their earnings growth. Capital One ran into credit quality issues in the subprime lending market. Concord EFS faced greater competition in its debit card and ATM transaction processing. Investment
Technology's automated stock trading services faced a reduction in equity trading.

OUR HEALTHCARE RESULTS WERE MIXED
Some healthcare stocks, including Tenet
Healthcare, Wyeth, Laboratory Corporation of
America, Biovail, and Genzyme, also were among the largest detractors. All but Genzyme were sold. Genzyme reported a negative Federal Drug Administration (FDA) action on a kidney drug, but it is generally a high-profit biotechnology company with a good pipeline.

Both current investment advisers think that the aging populations in developed countries create a rapidly growing market for inexpensive and effective drugs. During this period, we had positive returns on manufacturers of generic drugs and supplies, including Barr
Laboratories, Forest Laboratories, and
Watson Pharmaceuticals, and on the eye care products company Alcon.

INTERNET-RELATED STOCKS WERE STRONG
Stocks of Internet companies that had sound balance sheets and sustainable earnings growth fell when investors fled from anything Internet-related. During this reporting period, several stocks began to rebound, including WebMD (the leader in medical transaction and information services), Amazon.com (general retail, primarily books), eBay (see Comments on Calamos's Largest Holdings), TMP Worldwide
(personnel recruiting--Monsterboard.com), and
Checkfree (Internet bill payment).

Some of these businesses are familiar models implemented in a new medium. Calamos believes these should be valued like other firms in their industries.

            www.strategicpartners.com   (800) 225-1852

For example, Amazon.com should be valued as a retailer. On these grounds, share prices should rise further. Jennison focuses on these firms' very low incremental costs once their infrastructure is operating. They can generate enormous business volume that should largely flow into profits.

EDUCATION CAN BE PROFITABLE
All three advisers saw the potential in for-profit training companies such as Apollo
Group (see Comments on Calamos's Largest
Holdings), which includes the rapidly
growing University of Phoenix Online. Positions in several such companies strengthened the Fund's return, including gains on Apollo and Career Education Services. Companies and unemployed individuals tend to upgrade their skills during a production lull, so these firms get a boost when economies are slow.
They have a long-term source of growth in retiring baby boomers' interest in late-life learning.

TECHNOLOGY WAS MIXED
The Fund had gains in some computer hardware and software stocks, including Western
Digital (hard drives), Intuit (financial and income tax software and Web services), Lexmark International (printers), and
PeopleSoft (human resources software). On the other hand companies particularly exposed to the slow recovery in electronics, such as Solectron (contract manufacturing) and International Rectifier (semiconductors) were among the larger detractors.

CONSUMER SERVICES HELPED; COMMERCIAL
SERVICES HURT
A selection of consumer stocks added to
return, including Electronic Arts (computer games), The News Corporation (media), Harmon
International (high-end audio equipment), and Royal Caribbean (cruises). Jennison established a position in Omnicom (see
Comments on Jennison's Largest Holdings), but sold its positions in Interpublic
(advertising) after accounting issues
surfaced, and Gemstar-TV Guide (media) after a legal setback for its patents on interactive video technology. Both were substantial detractors.

Strategic Partners New Era Growth Fund
Management Team

--------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at period end.

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Investment Advisers' Comments on Largest Holdings

Jennison Associates LLC   As of 2/28/03
--------------------------------------------

Synopsys, Inc./Software
Synopsys makes software tools used for the design of semiconductor chips. It has a diversified customer and product base.
Because it charges its customers on a
subscription basis, its future earnings are relatively predictable. Moreover, they grew consistently until the economic slowdown in the last quarter of 2000, and then resumed growth from a lower base. Consistent, visible earnings growth is particularly attractive in the present uncertainty.

EchoStar Communications Corp./Media
EchoStar operates the smaller of the two satellite telecommunications networks in the
United States, serving 7.1 million
subscribers. When regulators halted its
acquisition of Hughes Electronics, EchoStar terminated the process with very little penalty, and gained valuable intelligence regarding its main satellite competitor. In
December 2002, Echostar announced a surprise repurchase of over 10% of its outstanding shares from Vivendi Universal. We believe its powerful growth and free cash flow will be evident to the market in 2003.

Reynolds & Reynolds Co./Software
Reynolds & Reynolds provides a software
suite for running automobile dealerships-- everything from procurement to after-sale relationship management. It is a growing, conservatively managed company that has paid dividends steadily, fueled by the sustained level of auto sales and dealer profits. Its shares were attractively priced.

Omnicom Group, Inc./Media
Omnicom is the third-largest advertising conglomerate in the world. It includes BBDO
Worldwide, DDB Worldwide, and TBWA
Worldwide. Industry consolidation has
positioned the company to take market share from smaller agencies in a market that is still fragmented. Omnicom's ability to service global brands and offer coordinated services between traditional advertising and other marketing services should translate into attractive earnings and revenue growth.

Xilinx, Inc./Semiconductor Equipment & Products
Xilinx is an established leader in
programmed logic devices, computer chips that can be programmed for greater flexibility in design and speed to market.
We think this industry has huge potential because of the growth of sophisticated wireless services and the infiltration of computing ability into more and more products, including automobiles, home appliances, and tools. This market is less competitive than semiconductors generally because of the specialized nature of the chips.

Holdings are subject to change.

            www.strategicpartners.com   (800) 225-1852

Annual Report    February 28, 2003

Calamos Asset Management, Inc.   As of 2/28/03
----------------------------------------------

Cisco Systems, Inc./Communications Equipment
Cisco Systems is the leading supplier of networking equipment for the Internet.
Routers and switches account for 70% of
sales. It generates high returns on invested capital (ROIC). Cisco has $12 billion in cash and has been gaining market share from competitors. It is poised to benefit from a rebound in capital spending for telecommunications and networking, and has new products in data storage, voice, wireless, and security.


eBay, Inc./Internet & Catalog Retail
eBay is the leading online auction service, with more than 46 million registered users.
It is the most popular shopping site on the Internet in total user minutes. Its margins in listing and selling fees exceed 80% and ROIC is excellent. Revenue has grown at about 40% to 50% a year. eBay is also offering new services such as wireless access and used car auctions and is expanding internationally.

Qualcomm, Inc./Telecommunications Equipment
Qualcomm is a leader in wireless
communications products based on its
patented code division multiple access
(CDMA) technology, a market we expect to grow about 30% annually. It has high and growing profit margins and high ROIC. With more than $3 billion in cash and equivalents and little debt, the company recently announced it would buy back stock and begin paying a dividend.

Symantec Corp./Software
Symantec is the world leader in Internet security technology with products including virus protection, intrusion detection, firewall, and remote management. Its Norton brand leads in the consumer market. Its growth is driven by strong demand for Internet security, increasing broadband Internet access, growth in multiple-PC households, and growth in wireless devices. Symantec's gross margins exceed 80%. It has high ROIC, a strong balance sheet, and substantial cash flow.

Apollo Group, Inc./Commercial Services & Supplies
Apollo Group is a leading provider of higher education for working adults through the University of Phoenix (including University of Phoenix
Online) and other programs. Its total
enrollments and revenues more than doubled between 1997 and 2001. Recurring revenues and price inelasticity result in very healthy margins and ROIC, with opportunities for expansion into underserved geographic regions, especially internationally, and more online education.

Holdings are subject to change.

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of February 28, 2003

Shares           Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.9%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace & Defense  1.2%
      6,600      Alliant Techsystems, Inc.(a)                          $    318,780
      4,200      DRS Technologies, Inc.(a)                                   94,878
      9,300      Engineered Support Systems, Inc.                           335,823
      8,900      L-3 Communications Holdings, Inc.(a)                       321,468
                                                                       ------------
                                                                          1,070,949
-------------------------------------------------------------------------------------
Automobiles  1.7%
     21,600      Harley-Davidson, Inc.                                      855,144
      8,500      Lear Corp.(a)                                              322,830
      4,000      Thor Industries, Inc.                                      102,760
      6,200      Winnebago Industries, Inc.                                 181,970
                                                                       ------------
                                                                          1,462,704
-------------------------------------------------------------------------------------
Banking  0.6%
     17,500      North Fork Bancorporation, Inc.                            564,200
-------------------------------------------------------------------------------------
Biotechnology  4.6%
     19,900      Affymetrix, Inc.(a)                                        525,360
     14,300      Biogen, Inc.(a)                                            508,222
     11,600      Charles River Laboratories International, Inc.             346,956
     16,900      Genzyme Corp.(a)                                           526,942
     20,800      IDEC Pharmaceuticals Corp.(a)                              598,000
     34,300      Medimmune, Inc.(a)                                       1,029,343
     69,300      Protein Design Labs, Inc.(a)                               530,145
                                                                       ------------
                                                                          4,064,968
-------------------------------------------------------------------------------------
Building & Forest Products  0.5%
     10,300      KB Home                                                    483,070
-------------------------------------------------------------------------------------
Chemicals  0.2%
      8,200      Airgas, Inc.(a)                                            143,500

    8                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares           Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Commercial Services & Supplies  4.9%
     20,000      Apollo Group, Inc. (Class A)(a)                       $    926,800
     11,800      Career Education Corp.(a)                                  548,700
     17,800      Ceridian Corp.(a)                                          245,640
     23,900      Checkfree Corp.                                            501,900
     10,800      Corinthian Colleges, Inc.(a)                               404,784
     16,100      Dun & Bradstreet Corp.(a)                                  577,990
      3,200      FTI Consulting, Inc.(a)                                    137,600
     13,900      H&R Block, Inc.                                            563,923
      7,000      Jacobs Engineering Group, Inc.                             265,860
     10,300      Kroll, Inc.(a)                                             183,031
                                                                       ------------
                                                                          4,356,228
-------------------------------------------------------------------------------------
Communications Equipment  3.0%
    213,000      ADC Telecommunications, Inc.(a)                            477,120
    120,400      Brocade Communications Systems, Inc.(a)                    485,212
     80,000      Cisco Systems, Inc.(a)                                   1,118,400
     68,300      Foundry Networks, Inc.(a)                                  605,821
                                                                       ------------
                                                                          2,686,553
-------------------------------------------------------------------------------------
Computers & Peripherals  2.4%
      8,500      Avid Technology, Inc.(a)                                   176,715
      8,200      Intergraph Corp.(a)                                        149,322
     14,200      Lexmark International, Inc.                                886,222
     17,500      Storage Technology Corp.                                   404,775
     61,700      Western Digital Corp.(a)                                   501,621
                                                                       ------------
                                                                          2,118,655
-------------------------------------------------------------------------------------
Diversified Financials  2.7%
     40,700      Janus Capital Group, Inc.                                  481,481
     20,300      Merrill Lynch & Co.                                        691,824
      8,300      Moody's Corp.                                              366,030
     12,300      New Century Financial Corp.                                327,549
      4,200      Nuveen Investments, Inc.                                    93,534
      3,800      SLM Corp.                                                  414,010
                                                                       ------------
                                                                          2,374,428

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares           Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Electrical Componets & Equipment  0.4%
     12,300      Energizer Holdings, Inc.(a)                           $    326,565
-------------------------------------------------------------------------------------
Electronics, Equipment & Instruments  4.1%
     68,500      Agilent Technologies, Inc.(a)                              904,200
      6,200      Global Imaging Systems, Inc.                               114,762
      5,200      Harman International Industries, Inc.                      330,356
     10,400      OSI Systems, Inc.(a)                                       176,800
     10,400      Omnivision Technologies, Inc.(a)                           197,600
     12,200      PerkinElmer, Inc.                                          103,456
    116,800      Solectron Corp.(a)                                         367,920
     73,100      Symbol Technologies, Inc.                                  773,398
     28,100      Tech Data Corp.(a)                                         635,622
                                                                       ------------
                                                                          3,604,114
-------------------------------------------------------------------------------------
Energy Equipment & Services  5.1%
     27,700      BJ Services Co.(a)                                         952,049
     30,000      ENSCO International, Inc.                                  839,400
     28,500      Patterson-UTI Energy, Inc.                                 944,490
     20,400      Smith International, Inc.                                  711,144
     26,100      Weatherford International Ltd.(Bermuda)                  1,045,044
                                                                       ------------
                                                                          4,492,127
-------------------------------------------------------------------------------------
Food & Drug Retailing  0.8%
     14,500      Whole Foods Market, Inc.(a)                                740,515
-------------------------------------------------------------------------------------
Gaming  1.4%
      8,300      Boyd Gaming Corp.(a)                                       103,833
     12,000      GTECH Holdings Corp.(a)                                    349,200
     10,300      International Game Technology(a)                           809,374
                                                                       ------------
                                                                          1,262,407
-------------------------------------------------------------------------------------
Health Care Equipments & Supplies  6.1%
     16,200      Alcon, Inc.(Switzerland)(a)                                634,230
     54,200      Applera Corp.                                              994,570
      6,200      Bio-Rad Laboratories, Inc. (Class A)(a)                    222,890
     11,300      Boston Scientific Corp.(a)                                 499,121

    10                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares           Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
     12,000      DENSPLY International, Inc.                           $    418,560
      7,500      Patterson Dental Co.(a)                                    330,075
      7,000      Quest Diagnostics, Inc.(a)                                 369,320
     22,700      Steris Corp.(a)                                            573,175
      6,500      Stryker Corp.                                              423,800
     21,400      Zimmer Holdings, Inc.(a)                                   949,946
                                                                       ------------
                                                                          5,415,687
-------------------------------------------------------------------------------------
Health Care Providers & Services  5.8%
     16,000      Aetna, Inc.                                                673,920
     59,200      Caremark RX, Inc.(a)                                     1,033,632
     24,400      Cerner Corp.(a)                                            810,568
     29,600      Covance, Inc.(a)                                           697,080
      6,200      Pediatrix Medical Group, Inc.(a)                           175,150
      6,300      UnitedHealth Group, Inc.                                   522,270
    128,200      WebMD Corp.(a)                                           1,229,438
                                                                       ------------
                                                                          5,142,058
-------------------------------------------------------------------------------------
Hotels & Leisure  0.4%
     14,400      CBRL Group, Inc.                                           384,480
-------------------------------------------------------------------------------------
Internet & Catalog Retail  4.3%
     41,300      Amazon.Com, Inc.(a)                                        909,013
     28,300      eBay, Inc.(a)                                            2,219,286
     27,158      USA Interactive(a)                                         666,186
                                                                       ------------
                                                                          3,794,485
-------------------------------------------------------------------------------------
Internet Software & Services  1.7%
      7,200      Expedia, Inc.(a)                                           502,488
    108,900      Realnetworks, Inc.(a)                                      451,935
     74,400      Verisign, Inc.                                             573,624
                                                                       ------------
                                                                          1,528,047
-------------------------------------------------------------------------------------
IT Consulting & Services  1.6%
     15,200      Accenture Ltd.(Bermuda)(a)                                 233,168
     20,400      Computer Sciences Corp.                                    637,704
     29,900      Sungard Data Systems, Inc.(a)                              588,432
                                                                       ------------
                                                                          1,459,304

    See Notes to Financial Statements                                     11

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares           Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Media  8.9%
     50,600      Echostar Communications Corp.(Class A)(a)             $  1,332,298
     11,700      E.W. Scripps Co.                                           937,170
     29,000      Fox Entertainment Group, Inc. (Class A)(a)                 775,170
    206,900      Gemstar-TV Guide International, Inc.(a)                    732,426
     10,300      Lin TV Corp. (Class A)(a)                                  233,192
     24,200      Omnicom Group, Inc.(a)                                   1,282,116
     39,600      Pearson PLC, ADR (United Kingdom)                          305,712
     11,000      Pixar, Inc.(a)                                             593,890
     12,500      Sinclair Broadcast Group, Inc.(a)                          109,250
     53,000      TMP Worldwide, Inc.                                        484,950
     47,400      Univision Communication, Inc.(a)                         1,174,098
                                                                       ------------
                                                                          7,960,272
-------------------------------------------------------------------------------------
Oil & Gas Drilling  1.5%
      4,000      Evergreen Resources, Inc.(a)                               180,320
      6,200      Noble Energy, Inc.                                         218,860
     20,700      Ocean Energy, Inc.                                         415,449
      8,400      Pioneer Natural Resources Co.                              219,660
      8,200      Pogo Producing Corp.(a)                                    325,950
                                                                       ------------
                                                                          1,360,239
-------------------------------------------------------------------------------------
Personal Products  0.3%
     16,500      NBTY, Inc.(a)                                              295,020
-------------------------------------------------------------------------------------
Pharmaceuticals  3.8%
      6,500      Allergan, Inc.                                             417,300
      3,200      Barr Labortories, Inc.(a)                                  249,312
     13,500      Forest Laboratories, Inc.(a)                               672,300
     22,700      Gilead Sciences, Inc.                                      771,800
     13,800      Mylan Laboratories, Inc.                                   393,990
      5,100      Pharmaceuticals Resources, Inc.(a)                         190,995
      5,600      Teva Pharmaceutical Industries, Ltd., ADR (Israel)         211,568
     16,100      Watson Pharmaceutical, Inc.(a)                             497,973
                                                                       ------------
                                                                          3,405,238

    12                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares           Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Restaurant  1.1%
     14,500      Krispy Kreme Doughnuts, Inc.(a)                       $    476,325
     18,000      Panera Bread Co. (Class A)(a)                              495,180
                                                                       ------------
                                                                            971,505
-------------------------------------------------------------------------------------
Semiconductor Equipment & Products  5.0%
     20,600      Cree Research, Inc.(a)                                     350,612
     15,500      KLA-Tencor Corp.(a)                                        554,125
     78,600      Lattice Semiconductor Corp.(a)                             575,352
     17,200      Linear Technology, Inc.                                    527,524
     16,400      Maxim Integrated Products, Inc.                            566,456
     46,800      Semtech Corp.(a)                                           687,024
     52,100      Xilinx, Inc.(a)                                          1,193,090
                                                                       ------------
                                                                          4,454,183
-------------------------------------------------------------------------------------
Software  12.2%
     55,300      Amdocs Ltd. (United Kingdom)(a)                            726,089
     42,300      Autodesk, Inc.                                             612,927
     16,500      CACI International, Inc. (Class A)(a)                      558,855
     41,600      Cadence Design System, Inc.(a)                             440,544
      8,800      Cognizant Technology Solutions Corp.(a)                    617,760
     12,400      Cognos, Inc.(a)                                            302,932
     10,000      Electronic Arts, Inc.(a)                                   528,000
     10,350      Fair Isaac & Co., Inc.                                     505,494
     33,800      Intuit, Inc.(a)                                          1,606,176
     57,500      Network Associates, Inc.(a)                                851,000
     52,900      Reynolds & Reynolds Co. (Class A)                        1,293,405
     23,500      Symantec Corp.(a)                                          951,045
     37,700      Synopsys, Inc.(a)                                        1,537,406
     14,900      Take-Two Interactive Software, Inc.                        311,559
                                                                       ------------
                                                                         10,843,192
-------------------------------------------------------------------------------------
Specialty Retail  5.7%
     28,000      Autonation, Inc.(a)                                        370,440
     28,000      Chico's FAS, Inc.(a)                                       505,960
      8,300      Christopher & Banks Corp.(a)                               118,358

    See Notes to Financial Statements                                     13

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares           Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
     11,500      Coach, Inc.(a)                                        $    410,895
     17,500      Dollar Tree Stores, Inc.(a)                                361,375
     14,500      Gymboree Corp.(a)                                          186,760
     12,400      Hollywood Entertainment Corp.(a)                           174,344
     25,500      Office Depot, Inc.(a)                                      299,370
     22,000      Pacific Sunwear of California, Inc.(a)                     389,620
     22,000      PETsMART, Inc.(a)                                          328,900
      9,300      Regis Corp.                                                216,690
     34,300      Staples, Inc.(a)                                           593,733
     10,300      Tractor Supply Co.(a)                                      340,621
     19,600      Weight Watchers International, Inc.(a)                     820,260
                                                                       ------------
                                                                          5,117,326
-------------------------------------------------------------------------------------
Telecommunications Equipment  1.5%
     11,000      Adtran, Inc.(a)                                            354,090
     28,500      Qualcomm, Inc.(a)                                          985,530
                                                                       ------------
                                                                          1,339,620
-------------------------------------------------------------------------------------
Trading Companies & Distribution  0.5%
     14,500      Fastenal Co.                                               482,270
-------------------------------------------------------------------------------------
Trucking & Transportation  0.4%
     16,400      Ryder System, Inc.                                         372,116
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  1.5%
    108,300      AT&T Wireless Services, Inc.(a)                            640,053
     51,600      Nextel Communications, Inc.(a)                             726,528
                                                                       ------------
                                                                          1,366,581
                                                                       ------------
                 Total long-term investments (cost $86,987,996)          85,442,606
                                                                       ------------

    14                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Principal
Amount
(000)         Description                                                   Value (Note 1)
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  3.8%
--------------------------------------------------------------------------------------------
Commercial Paper  3.8%
$     2,000   American Express Credit Corp.,
              1.20% 3/03/03                                                 $      2,000,000
      1,415   General Electric Credit Corp.,
              1.20%, 3/03/03                                                       1,415,000
                                                                            ----------------
              Total short-term investments  (cost $3,415,000)                  3,415,000
                                                                            ----------------
              Total Investments  99.7%
               (cost $90,402,996; Note 5)                                   88,857,606
              Other assets in excess of liabilities  0.3%                          240,960
                                                                            ----------------
              Net Assets  100%                                              $     89,098,566
                                                                            ----------------
                                                                            ----------------

------------------------------
The following abbreviations are used in portfolio descriptions:
ADR--American Depository Receipt
(a) Non-income producing security.

    See Notes to Financial Statements                                     15

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Statement of Assets and Liabilities

                                                                 February 28, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $90,402,996)                           $  88,857,606
Cash                                                                     527,960
Receivable for investments sold                                        3,551,269
Receivable for Fund shares sold                                           28,564
Dividends and interest receivable                                         10,188
Tax reclaim receivable                                                     7,869
Prepaid expenses                                                             900
                                                                 -----------------
      Total assets                                                    92,984,356
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      3,080,451
Payable for Fund shares reacquired                                       487,465
Accrued expenses                                                         196,016
Management fee payable                                                    61,517
Distribution fee payable                                                  55,071
Deferred trustee's fees                                                    5,270
                                                                 -----------------
      Total liabilities                                                3,885,790
                                                                 -----------------
NET ASSETS                                                         $  89,098,566
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      18,866
   Paid-in capital in excess of par                                  238,173,813
                                                                 -----------------
                                                                     238,192,679
   Accumulated net realized loss on investments                     (147,550,596)
   Net unrealized depreciation on investments and foreign
      currencies                                                      (1,543,517)
                                                                 -----------------
Net assets, February 28, 2003                                      $  89,098,566
                                                                 -----------------
                                                                 -----------------

    16                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Statement of Assets and Liabilities Cont'd.

                                                                 February 28, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($16,673,802
      / 3,487,522 shares of beneficial interest issued and
      outstanding)                                                          $4.78
   Maximum sales charge (5% of offering price)                               0.25
                                                                 -----------------
   Maximum offering price to public                                         $5.03
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($38,470,788 / 8,181,077 shares of beneficial
      interest issued and outstanding)                                      $4.70
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($29,179,508
      / 6,205,233 shares of beneficial interest issued and
      outstanding)                                                          $4.70
   Sales charge (1% of offering price)                                       0.05
                                                                 -----------------
   Offering price to public                                                 $4.75
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($4,774,468 / 992,237 shares of beneficial
      interest issued and outstanding)                                      $4.81
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     17

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Statement of Operations

                                                                       Year
                                                                       Ended
                                                                 February 28, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $9,842)          $     384,328
   Interest                                                              123,147
                                                                 -----------------
      Total income                                                       507,475
                                                                 -----------------
Expenses
   Management fee                                                      1,110,951
   Distribution fee--Class A                                              58,185
   Distribution fee--Class B                                             512,747
   Distribution fee--Class C                                             408,180
   Transfer agent's fees and expenses                                    297,000
   Custodian's fees and expenses                                         175,000
   Reports to shareholders                                                50,000
   Registration fees                                                      36,000
   Audit fee                                                              30,000
   Legal fees and expenses                                                30,000
   Trustees' fees                                                         18,000
   Miscellaneous expenses                                                  9,046
                                                                 -----------------
      Total expenses                                                   2,735,109
                                                                 -----------------
Net investment loss                                                   (2,227,634)
                                                                 -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES
Net realized gain (loss) on:
   Investment transactions                                           (47,517,951)
   Foreign currency transactions                                           4,350
                                                                 -----------------
                                                                     (47,513,601)
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                         8,411,443
   Foreign currencies                                                      2,188
                                                                 -----------------
                                                                       8,413,631
                                                                 -----------------
Net loss on investments and foreign currency transactions            (39,099,970)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (41,327,604)
                                                                 -----------------
                                                                 -----------------

    18                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Statement of Changes in Net Assets

                                                     Year Ended February 28,
                                            ------------------------------------------
                                                   2003                   2002
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                         $ (2,227,634)         $   (3,947,885)
   Net realized loss on investments and
      foreign currency transactions             (47,513,601)            (93,645,600)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currencies                          8,413,631              15,391,149
                                            ------------------    --------------------
   Net decrease in net assets resulting
      from operations                           (41,327,604)            (82,202,336)
                                            ------------------    --------------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                  9,601,617              22,473,861
   Cost of shares reacquired                    (50,151,721)            (83,591,447)
                                            ------------------    --------------------
   Net decrease in net assets from Fund
      share transactions                        (40,550,104)            (61,117,586)
                                            ------------------    --------------------
Total decrease                                  (81,877,708)           (143,319,922)
NET ASSETS
Beginning of year                               170,976,274             314,296,196
                                            ------------------    --------------------
End of year                                    $ 89,098,566          $  170,976,274
                                            ------------------    --------------------
                                            ------------------    --------------------

    See Notes to Financial Statements                                     19

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements

      Strategic Partners Opportunity Funds (the 'Company') is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners Focused Value Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners New Era Growth Fund (the 'Fund'). These financial statements relate to Strategic Parters New Era Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business trust on January 28, 2000 and the Fund commenced operations on November 22, 2000.

      The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 80% of its total assets) in equity-related securities of emerging U.S. companies that are selected by the Fund's two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
Nasdaq are valued at the last sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which reliable market quotations are not readily available or for which the pricing agent does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the manager or subadviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Trustees in consultation with the manager and applicable subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current daily rates of exchange;

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements Cont'd.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective Funds on the basis of relative net assets except for expenses that are charged directly at a Fund level.

      Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any,
                                                                          21

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements Cont'd.

annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

      Taxes:    For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI currently has subadvisory agreements with Jennison Associates LLC ('Jennison') and Calamos Asset Management, Inc. ('Calamos'). Calamos replaced MFS, Massachusetts Financial Services Company, as a subadviser in the Fund on December 13, 2002. The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two subadvisers.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements Cont'd.

distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of the Class A shares.

      PIMS has advised the Fund that it has received approximately $26,400 and $12,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended February 28, 2003. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $407,600 and $48,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the year ended February 28, 2003.

      PI, Jennison and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended February 28, 2003, the amount of the commitment was $500 million from March 1, 2002 through May 3, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the year ended February 28, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended February 28, 2003, the Fund incurred fees of approximately $226,000 for the services of PMFS. As of February 28, 2003, approximately $16,800 of such
                                                                          23

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements Cont'd.

fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $55,200 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $53,300 for the year ended February 28, 2003. As of February 28, 2003, approximately $3,800 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended February 28, 2003 aggregated $276,114,064 and $316,385,574, respectively.

Note 5. Tax Information
In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments. For the year ended February 28, 2003, the adjustments were to decrease net investment loss by $2,227,634, decrease paid-in-capital in excess of par by $2,223,284 and increase accumulated net realized loss on investments by $4,350 due to a net operating loss and reclassification of net foreign currency gain. Net investment income, net realized losses and net assets were not affected by this change.

      As of February 28, 2003, the Fund had no distributable earnings on a tax basis. In addition, the approximate capital loss carryforward was $137,637,000 of which $60,533,000 expires in 2010 and $77,104,000 expires in 2011.
Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral for federal tax purposes of post-October capital losses of approximately $8,790,000 and other cumulative timing differences.

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements Cont'd.

      The United States federal income tax basis of the Fund's investments and net unrealized depreciation as of February 28, 2003 were as follows:

                                                           Other Cost
      Tax Basis                                              Basis          Net Unrealized
    of Investments    Appreciation     Depreciation        Adjustment        Depreciation
   ----------------   -------------   ---------------   ----------------   ----------------
     $91,526,566       $3,957,022      $(6,625,982)          $1,873          $(2,667,087)

      The difference between book basis and tax basis was attributable to deferred losses on wash sales. The other cost basis adjustment is attributable to depreciation of foreign currency and mark to market of receivables.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Year ended February 28, 2003
Shares sold                                                     209,346    $  1,227,288
Shares reacquired                                            (1,699,995)     (9,444,686)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,490,649)     (8,217,398)
Shares issued upon conversion from Class B                          545           3,113
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,490,104)   $ (8,214,285)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended February 28, 2002:
Shares sold                                                     517,910    $  4,066,392
Shares reacquired                                            (2,563,585)    (19,192,175)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (2,045,675)   $(15,125,783)
                                                            -----------    ------------
                                                            -----------    ------------

                                                                          25

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Year ended February 28, 2003:
Shares sold                                                     350,672    $  1,981,016
Shares reacquired                                            (2,822,959)    (15,146,538)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (2,472,287)    (13,165,522)
Shares reacquired upon conversion into Class A                     (551)         (3,113)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (2,472,838)   $(13,168,635)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended February 28, 2002:
Shares sold                                                   1,043,465    $  8,243,718
Shares reacquired                                            (2,994,448)    (22,084,805)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,950,983)   $(13,841,087)
                                                            -----------    ------------
                                                            -----------    ------------
Class C
----------------------------------------------------------
Year ended February 28, 2003
Shares sold                                                     793,150    $  4,922,127
Shares reacquired                                            (3,209,127)    (17,477,737)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (2,415,977)   $(12,555,610)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended February 28, 2002:
Shares sold                                                     742,282    $  5,809,561
Shares reacquired                                            (3,195,970)    (23,624,643)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (2,453,688)   $(17,815,082)
                                                            -----------    ------------
                                                            -----------    ------------
Class Z
----------------------------------------------------------
Year ended February 28, 2003:
Shares sold                                                     264,783    $  1,471,186
Shares reacquired                                            (1,412,315)     (8,082,760)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,147,532)   $ (6,611,574)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended February 28, 2002:
Shares sold                                                     560,132    $  4,354,190
Shares reacquired                                            (2,453,790)    (18,689,824)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,893,658)   $(14,335,634)
                                                            -----------    ------------
                                                            -----------    ------------

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Financial Highlights

                                                             Class A
                                     --------------------------------------------------------
                                                                         November 22, 2000(a)
                                         Year Ended February 28,               Through
                                     -------------------------------         February 28,
                                        2003(d)           2002(d)                2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                               $  6.52           $  9.05              $  10.00
                                     -------------     -------------           --------
Income from investment
   operations
Net investment loss                       (0.07)            (0.09)                (0.02)
Net realized and unrealized loss
   on investments and foreign
   currencies                             (1.67)            (2.44)                (0.93)
                                     -------------     -------------           --------
   Total from investment
      operations                          (1.74)            (2.53)                (0.95)
                                     -------------     -------------           --------
Net asset value, end of period          $  4.78           $  6.52              $   9.05
                                     -------------     -------------           --------
                                     -------------     -------------           --------
TOTAL INVESTMENT RETURN(b):              (26.69)%          (27.96)%               (9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $16,674           $32,440              $ 63,565
Average net assets (000)                $23,274           $47,807              $ 72,881
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees(f)                      1.67%             1.54%                 1.64%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.42%             1.29%                 1.39%(c)
   Net investment loss                    (1.26)%           (1.15)%               (0.90)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate(e)               236%              196%                   62%

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the year.
(e) Not annualized for periods of less than one full year.
(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

    See Notes to Financial Statements                                     27

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Financial Highlights Cont'd.

                                                             Class B
                                     --------------------------------------------------------
                                                                         November 22, 2000(a)
                                         Year Ended February 28,               Through
                                     -------------------------------         February 28,
                                        2003(d)           2002(d)                2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                               $  6.46           $  9.04              $  10.00
                                     -------------     -------------         ----------
Income from investment
   operations
Net investment loss                       (0.11)            (0.15)                (0.04)
Net realized and unrealized loss
   on investments and foreign
   currencies                             (1.65)            (2.43)                (0.92)
                                     -------------     -------------         ----------
   Total from investment
      operations                          (1.76)            (2.58)                (0.96)
                                     -------------     -------------         ----------
Net asset value, end of period          $  4.70           $  6.46              $   9.04
                                     -------------     -------------         ----------
                                     -------------     -------------         ----------
TOTAL INVESTMENT RETURN(b):              (27.24)%          (28.54)%               (9.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $38,471           $68,825              $114,003
Average net assets (000)                $51,273           $91,189              $124,911
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         2.42%             2.29%                 2.39%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.42%             1.29%                 1.39%(c)
   Net investment loss                    (2.01)%           (1.90)%               (1.67)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the year.

    28                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Financial Highlights Cont'd.

                                                             Class C
                                     --------------------------------------------------------
                                                                         November 22, 2000(a)
                                         Year Ended February 28,               Through
                                     -------------------------------         February 28,
                                        2003(d)           2002(d)                2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                               $  6.46           $  9.04              $  10.00
                                     -------------     -------------         ----------
Income from investment
   operations
Net investment loss                       (0.11)            (0.15)                (0.04)
Net realized and unrealized loss
   on investments and foreign
   currencies                             (1.65)            (2.43)                (0.92)
                                     -------------     -------------         ----------
   Total from investment
      operations                          (1.76)            (2.58)                (0.96)
                                     -------------     -------------         ----------
Net asset value, end of period          $  4.70           $  6.46              $   9.04
                                     -------------     -------------         ----------
                                     -------------     -------------         ----------
TOTAL INVESTMENT RETURN(b):              (27.24)%          (28.54)%               (9.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $29,180           $55,707              $100,163
Average net assets (000)                $40,817           $76,432              $110,152
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         2.42%             2.29%                 2.39%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.42%             1.29%                 1.39%(c)
   Net investment loss                    (2.01)%           (1.90)%               (1.67)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the year.

    See Notes to Financial Statements                                     29

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Financial Highlights Cont'd.

                                                             Class Z
                                     --------------------------------------------------------
                                                                         November 22, 2000(a)
                                         Year Ended February 28,               Through
                                     -------------------------------         February 28,
                                        2003(d)           2002(d)                2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                               $  6.54           $  9.07              $  10.00
                                     -------------     -------------           --------
Income from investment
   operations
Net investment income (loss)              (0.06)            (0.07)                (0.02)
Net realized and unrealized loss
   on investments and foreign
   currencies                             (1.67)            (2.46)                (0.91)
                                     -------------     -------------           --------
   Total from investment
      operations                          (1.73)            (2.53)                (0.93)
                                     -------------     -------------           --------
Net asset value, end of period          $  4.81           $  6.54              $   9.07
                                     -------------     -------------           --------
                                     -------------     -------------           --------
TOTAL INVESTMENT RETURN(b):              (26.45)%          (27.89)%               (9.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $ 4,774           $14,004              $ 36,565
Average net assets (000)                $ 8,072           $23,491              $ 43,658
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         1.42%             1.29%                 1.39%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.42%             1.29%                 1.39%(c)
   Net investment loss                    (1.02)%           (0.89)%               (0.65)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the year.

    30                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Strategic Partners New Era Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Partners New Era Growth Fund (the 'Fund') at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2003
                                                                          31

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
                                www.strategicpartners.com (800) 225-1852

             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be 'interested persons' of the Trust (as defined in the 1940 Act), are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Trust are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Trust and any other investment companies managed by PI.
       Independent Trustees

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)          Trustee                 Since 2000

                       Robert E. La Blanc (69)              Trustee                 Since 2000
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)      Currently President Emeritus of New             80
                                                        Jersey Institute of Technology (since
                                                        2002); formerly President (1978-2002)
                                                        of New Jersey Institute of
                                                        Technology; Commissioner (1998-2002)
                                                        of the Middle States Association
                                                        Commission on Higher Education;
                                                        Commissioner (1985-2002) of the New
                                                        Jersey Comission on Science and
                                                        Technology; Member (since 2000) Board
                                                        of Directors of IDT Corporation;
                                                        Director (since 1998) Society of
                                                        Manufacturing Engineering Education
                                                        Foundation, Director (since 1995) of
                                                        Prosperity New Jersey; formerly a
                                                        Director or Trustee of Liberty
                                                        Science Center, Research and
                                                        Development Council of New Jersey,
                                                        New Jersey State Chamber of Commerce,
                                                        and National Action Council for
                                                        Minorities in Engineering.

                       Robert E. La Blanc (69)          President (since 1981) of Robert E.             77
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       --------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)      Director (since 2000) of IDT
                                                        Corporation.

                       Robert E. La Blanc (69)          Director of Storage
                                                        Technology Corporation
                                                        (since 1979), Chartered
                                                        Semiconductor Ltd.
                                                        (Singapore) (since 1998),
                                                        Titan Corporation
                                                        (electronics, since 1995),
                                                        Computer Associates
                                                        International, Inc. (since
                                                        2002) (software company),
                                                        Director (since 1999) of
                                                        First Financial Fund, Inc.
                                                        and Director (since April
                                                        1999) High Yield Plus Fund,
                                                        Inc.

    32                                                                    33

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
                            www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Douglas H. McCorkindale (63)         Trustee                 Since 2000

                       W. Scott McDonald, Jr. (66)          Trustee                 Since 2000

                       Thomas T. Mooney (61)                Trustee                 Since 2000
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------------------------------------------------------------------
                       Douglas H. McCorkindale (63)     Chairman (since February 2001), Chief           77
                                                        Executive Officer (since June 2000)
                                                        and President (since September 1997)
                                                        of Gannett Co. Inc. (publishing and
                                                        media); formerly Vice Chairman (March
                                                        1984-May 2000) of Gannett Co. Inc.

                       W. Scott McDonald, Jr. (66)      Vice President (since 1997) of                  80
                                                        Kaludis Consulting Group, Inc.
                                                        (company serving higher education);
                                                        formerly principal (1995-1997), Scott
                                                        McDonald & Associates, Chief
                                                        Operating Officer (1991-1995),
                                                        Fairleigh Dickinson University,
                                                        Executive Vice President and Chief
                                                        Operating Officer (1975-1991), Drew
                                                        University, interim President
                                                        (1988-1990), Drew University and
                                                        founding director of School, College
                                                        and University Underwriters Ltd.

                       Thomas T. Mooney (61)            Chief Executive Officer, the                    97
                                                        Rochester Business Alliance, formerly
                                                        President of the Greater Rochester
                                                        Metro Chamber of Commerce, Rochester
                                                        City Manager; formerly Deputy Monroe
                                                        County Executive; Trustee of Center
                                                        for Governmental Research, Inc.;
                                                        Director of Blue Cross of Rochester
                                                        and Executive Service Corps of
                                                        Rochester; Director of the Rochester
                                                        Individual Practice Association.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -----------------------------------------------------------------
                       Douglas H. McCorkindale (63)     Director of Gannett Co.
                                                        Inc., Director of
                                                        Continental Airlines, Inc.
                                                        (since May 1993); Director
                                                        of Lockheed Martin Corp.
                                                        (aerospace and defense)
                                                        (since May 2001); Director
                                                        of The High Yield Plus Fund,
                                                        Inc. (since 1996).

                       W. Scott McDonald, Jr. (66)

                       Thomas T. Mooney (61)            Director, President and
                                                        Treasurer (since 1986) of
                                                        First Financial Fund, Inc.,
                                                        and Director (since 1988) of
                                                        High Yield Plus Fund, Inc.


    34                                                                    35

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
                       www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       --------------------------------------------------------------------------------------
                       Stephen Stoneburn (59)               Trustee                 Since 2000

                       Clay T. Whitehead (64)               Trustee                 Since 2000
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------------------------------------------------------------------
                       Stephen Stoneburn (59)           President and Chief Executive Officer           75
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995-June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993-1995)
                                                        of Cowles Business Media and Senior
                                                        Vice President of Fairchild
                                                        Publications, Inc (1975-1989).

                       Clay T. Whitehead (64)           President (since 1983) of National              94
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ---------------------------------------------------------------
                       Stephen Stoneburn (59)

                       Clay T. Whitehead (64)           Director (since 2000) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 2000) of
                                                        the High Yield Plus Fund,
                                                        Inc.

       Interested Trustees

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       *Robert F. Gunia (56)                Vice President          Since 2000
                                                            and Trustee
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       *Robert F. Gunia (56)            Executive Vice President and Chief              116
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        Prudential Financial, Inc.
                                                        (Prudential); formerly Senior Vice
                                                        President (March 1987-May 1999) of
                                                        Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989- September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of Prudential
                                                        Mutual Funds Management, Inc. (PMF)

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ---------------------------------------------------------------
                       *Robert F. Gunia (56)            Vice President and Director
                                                        (since May 1989) and
                                                        Treasurer (since 1999) of of
                                                        The Asia Pacific Fund, Inc.


    36                                                                    37

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
                         www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       *David R. Odenath, Jr (45)D          Trustee and             Since 2000
                                                            President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       *David R. Odenath, Jr (45)D      Formerly President, Chief Executive             116
                                                        Officer and Chief Operating Officer
                                                        (1999-2003) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

      Information pertaining to the Officers of the Trust is set forth below.

       Officers

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Judy A. Rice (55)D                   Vice President          Since 2000

                       Lori E. Bostrom (40)                 Secretary               Since 2003

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       ------------------------------------------------------------------------
                       Judy A. Rice (55)D               President, Chief Executive Officer,
                                                        Chief Operating Officer and
                                                        Officer-in-Charge (since 2003) of PI;
                                                        formerly various positions to Senior
                                                        Vice President (1992-1999) of
                                                        Prudential Securities; and various
                                                        positions to Managing Director
                                                        (1975-1992) of Salomon Smith Barney;
                                                        Member of Board of Governors of the
                                                        Money Management Institute.

                       Lori E. Bostrom (40)             Vice President and Corporate Counsel
                                                        (since October 2002) of Prudential,
                                                        formerly Senior Counsel of The
                                                        Guardian Life Insurance Company of
                                                        America (February 1996-October 2002).

    38                                                                    39

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
                       www.strategicpartners.com     (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Marguerite E. H. Morrison (47)       Assistant               Since 2003

                                                            Secretary
                       Grace C. Torres (42)                 Treasurer and           Since 2000
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Maryanne Ryan (38)                   Anti-Money              Since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------------------------------------------
                       Marguerite E. H. Morrison (47)   Vice President and Chief Legal
                                                        Officer--Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential, Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996-February 2001)
                                                        of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987-September 1996) of Prudential
                                                        Securities.

                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998), First Vice President,
                                                        Prudential Securities (March 1997-May
                                                        1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, an Adviser or the Distributor.
    D On March 4, 2003, Ms. Rice was elected to serve as the President of the Fund. Mr.
      Odenath continues to serve as Trustee.
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102-4077.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or Officer.
 **** This column includes only directorships of companies required to report to the
      SEC under the Securities Exchange Act of 1934 (i.e., 'public companies') or other investment companies registered under the 1940 Act.
Additional information about the Trust's Trustees is included in the Trust's Statement of Additional Information, which is available without charge, upon request, by calling
(800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    40                                                                    41

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Class A     Growth of a $10,000 Investment

                  (CHART)

 Average Annual Total Returns as of 2/28/03

                          One Year    Since Inception
With Sales Charge         -30.35%        -29.38%
Without Sales Charge      -26.69%        -27.76%


Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners New Era Growth Fund
(Class A shares) with a similar investment in the Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index), the Russell
3000 Growth Index, and the Russell Midcap
Growth Index by portraying the initial
account values at the commencement of
operations of Class A shares (November 22,
2000) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively high price-to-book ratios and forecasted growth values. The S&P
500 Index is an unmanaged index of 500
stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 3000 Growth Index is an unmanaged, market capitalization-weighted index that measures the performance of those Russell 3000 Index companies with relatively high price-to-book ratios and forecasted growth values. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock funds.
Other indexes may portray different
comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

                           www.strategicpartners.com   (800) 225-1852

Class B     Growth of a $10,000 Investment

                (CHART)

 Average Annual Total Returns as of 2/28/03
        One Year    Since Inception
With Sales Charge    -30.88%    -29.25%
Without Sales Charge    -27.24%    -28.30%


Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners New Era Growth Fund
(Class B shares) with a similar investment in the S&P 500 Index, the Russell 3000
Growth Index, and the Russell Midcap Growth
Index by portraying the initial account
values at the commencement of operations of Class B shares (November 22, 2000) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge
(CDSC) was deducted from the value of the investment in Class B shares, assuming full redemption on February 28, 2003; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively high price-to-book ratios and forecasted growth values. The S&P
500 Index is an unmanaged index of 500
stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 3000 Growth Index is an unmanaged, market capitalization-weighted index that measures the performance of those Russell 3000 Index companies with relatively high price-to-book ratios and forecasted growth values. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Class C     Growth of a $10,000 Investment

                   (CHART)

 Average Annual Total Returns as of 2/28/03

                           One Year    Since Inception
With Sales Charge          -28.69%       -28.62%
Without Sales Charge       -27.24%       -28.30%


Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners New Era Growth Fund
(Class C shares) with a similar investment in the S&P 500 Index, the Russell 3000
Growth Index, and the Russell Midcap Growth
Index by portraying the initial account
values at the commencement of operations of Class C shares (November 22, 2000) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable CDSC was deducted from the value of the investment in Class C shares, assuming full redemption on February 28, 2003; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell
Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively high price-to-book ratios and forecasted growth values. The S&P 500 Index is an unmanaged index of 500 stocks of large U.S.
companies. It gives a broad look at how
stock prices have performed. The Russell
3000 Growth Index is an unmanaged, market capitalization-weighted index that measures the performance of those Russell 3000 Index companies with relatively high price-to-book ratios and forecasted growth values. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

www.strategicpartners.com   (800) 225-1852

Class Z     Growth of a $10,000 Investment

                   (CHART)

 Average Annual Total Returns as of 2/28/03

         One Year      Since Inception
          -26.45%          -27.56%

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners New Era Growth Fund
(Class Z shares) with a similar investment in the S&P 500 Index, the Russell 3000
Growth Index, and the Russell Midcap Growth
Index by portraying the initial account
values at the commencement of operations of Class Z shares (November 22, 2000) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees
(including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively high price-to-book ratios and forecasted growth values. The S&P
500 Index is an unmanaged index of 500
stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 3000 Growth Index is an unmanaged, market capitalization-weighted index that measures the performance of those Russell 3000 Index companies with relatively high price-to-book ratios and forecasted growth values. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
Visit our website at:
www.strategicpartners.com

Trustees
Saul K. Fenster
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Lori E. Bostrom, Secretary
Marguerite E.H. Morrison, Assistant
Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Calamos Asset Management, Inc.
111 Warrenville Road
Naperville, IL 60563

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
Class A         SNGAX     86276R502
Class B         SNGBX     86276R601
Class C         SNGCX     86276R700
Class Z         SNGZX     86276R809


MFSP501E    IFS-A079287

                                       ANNUAL REPORT FEBRUARY 28, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS  (LOGO)

STRATEGIC PARTNERS
MID-CAP VALUE FUND

Objective: Seeks Long-Term Growth of Capital



This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Strategic
Partners Mid-Cap Value Fund (the Fund) is long-term growth of capital. The Fund's strategy is to combine the efforts of two investment advisers who employ a value style: Harris Associates L.P. and Mercury
Advisors. Harris Associates focuses on
individual companies in making its
investment decisions rather than on specific economic factors or industries. It looks for companies that have free cash flows and intelligent investment of excess cash, earnings that are growing and are reasonably predictable, and a high level of manager ownership. Mercury Advisors seeks mid-cap companies that are trading at the low end of their historical return on capital ranges, strong management, and industry- or company-related developments that may lead to a strong rebound within 12 to 18 months. There can be no assurance that the Fund will achieve its investment objective.


Portfolio Composition

Sectors expressed as a percentage of
net assets as of 2/28/03.

    31.4%   Consumer Discretionary
    13.8    Industrials
    13.4    Information Technology
    12.4    Financials
    12.0    Healthcare
     4.4    Energy
     3.7    Utilities
     2.9    Materials
     2.2    Consumer Staples
     2.2    Telecommunication Services
     1.6    Cash & Equivalents

Portfolio composition is subject to change.

Five Largest Holdings

Expressed as a percentage of net assets
as of 2/28/03.

    3.9%   Cendant Corp.
           Business Services
    3.4    Guidant Corp.
           Drugs & Healthcare
    3.4    The Gap, Inc.
           Retail
    2.9    AOL Time Warner, Inc.
           Media
    2.8    Washington Mutual, Inc.
           Banking

Holdings are subject to change.

                             www.strategicpartners.com    (800) 225-1852

Annual Report    February 28, 2003

    Cumulative Total Returns1                       As of 2/28/03

                                   Since Inception2    Since Inception2
                                 (With Sales Charge)  (Without Sales Charge)
Class A                               -26.19%              -22.30%
Class B                               -26.66               -22.80
Class C                               -24.34               -22.80
Class Z                               -22.20               -22.20
Russell MidCap Value Index 3            N/A                -19.75
Russell MidCap Index4                   N/A                -19.83
Lipper Multi-Cap Value Funds Avg.5      N/A                -21.98

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc.
The Fund has been in existence for less than one year, therefore no average annual total returns are presented. Without the distribution and service (12b-1) fee waiver of 0.05% annually for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares, and a 12b-1 fee of up to 0.30% annually. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for six years respectively after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception date:
5/31/02. 3The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively low price-to-book ratios and forecasted growth values. 4The
Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000
Index. Investors cannot invest directly in an index. 5The Lipper Average represents returns based on an average of all funds in the Lipper Multi-Cap Value Funds category for the period noted. Funds in the Lipper
Multi-Cap Value Funds Average typically have a below-average price/earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the Standard
& Poor's (S&P) SuperComposite 1500 Index.
The returns for the Russell Midcap Value
Index and the Russell Midcap Index would be lower if they included the effects of sales charges, taxes, or operating expenses.
Returns for the Lipper Multi-Cap Value Funds
Average reflect the deduction of operating expenses but not sales charges or taxes.

STRATEGIC PARTNERS
OPPORTUNITY FUNDS (LOGO)

                              April 15, 2003

DEAR SHAREHOLDER,
From the inception of the Strategic Partners
Mid-Cap Value Fund on May 31, 2002 to the market low on October 9, the Russell Midcap
Index fell 29%. It recovered to some extent by the end of the Fund's fiscal year on February 28, 2003, but still registered a decline of almost 20%, with little differentiation between value and growth stocks. A combination of economic and geopolitical uncertainty, together with a loss of confidence in corporate governance and reporting, discouraged potential investors. The Fund's return was below its Russell Midcap Value Index benchmark, but in line with the performance of similar funds over this period, as measured by the Lipper
Multi-Cap Value Funds Average. In the
following report, the Fund's investment
advisers describe the performance of various holdings in its portfolio.

In March 2003 I was named president of the Strategic Partners Opportunity Funds. I am pleased to lead an organization grounded in the stringent adviser screening process we use for Strategic Partners funds. We also monitor how well the funds' advisers adhere to their investment disciplines, which is especially important when trying to maintain a consistent strategy in today's turbulent market. We appreciate your continued confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President
Strategic Partners Opportunity Funds

Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

Annual Report    February 28, 2003

INVESTMENT ADVISERS' REPORT

THE WORST MARKET IN A GENERATION
This reporting period was dominated by a deep market slide. Despite short-lived rallies in August and October, concern about the possibility of war in Iraq and a delay in the recovery of capital investment depressed buying interest. Many investors appeared to be waiting for this uncertainty to be resolved.

Large losses were the norm. One exception was Internet-related companies, many of which had substantial share-price gains.
Ill-conceived and borderline Internet-
related businesses had largely disappeared by the beginning of this period. During this reporting period, investors recognized the survivors' value. Many stocks had substantial gains. Similarly, some wireless telephone stocks had rebounds from "oversold" levels, albeit with smaller gains.

Some of the worst performers during the
period were cyclical stocks--shares of
companies whose earnings are closely related to the state of the economy, such as certain retail and advertising firms. Delay in the recovery of capital investment hurt share prices of semiconductor and electronics companies as well. Gains were rare, and consisted generally of rebounds from large earlier price drops.

The Fund had gains on some consumer-related, healthcare, and technology positions, but most of its holdings declined with the overall market. Consumer cyclicals--stocks that tended to reflect the state of the economy--and commercial services accounted for the greater part of the Fund's loss.

MOST ADVERTISING-RELATED HOLDINGS HURT
Investors expected a drop in advertising as
war in Iraq became increasingly likely.
However, that was only part of the reason
the Fund's advertising-related stocks fell.
The Interpublic Group of Companies is a
global advertising conglomerate. Its rapid
growth resulted in operating problems and it
had to restate some prior earnings. In
Harris Associates' view, the amount didn't
represent significant damage, but the impact
on Interpublic's share price in
                                           3

Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

Annual Report    February 28, 2003

the present climate was disproportionately large. The shares became very inexpensive and Harris Associates expects them to recover. Gemstar-TV Guide's shares fell after a legal setback for its patents on interactive video technology. The Fund's position was sold.

The Fund had a significant gain on the
satellite television company EchoStar
Communications. EchoStar's share price was low because of uncertainty about whether antitrust concerns would block the firm's bid for its only satellite competitor, DirectTV. The shares began to rise after the acquisition was blocked and the uncertainty resolved. Harris Associates took some profits on the stock.

OTHER CONSUMER-RELATED POSITIONS WERE MORE MIXED
Cendant (see Comments on Mercury Advisors'
Largest Holdings) is a conglomerate with major brands in the real estate and leisure industries. Its share price came down to a very attractive level because the slow economy and geopolitical safety concerns reduced travel spending. Although Cendant's shares rose considerably from their low, the position was still among the Fund's largest detractors.

Some consumer-oriented holdings made
positive contributions to return despite the poor market. Shares of strong companies that the Fund bought at low prices began to recover, including the slot machine company
International Game Technology and the retail chains Best Buy, The Gap (see Comments on
Harris Associates' Largest Holdings), and
Ross Stores. We sold our positions in
International Game Technology and Ross
Stores, taking profits.

DATA PROCESSING SERVICES FARED POORLY
Electronic Data Systems (EDS) and Sungard
Data, two data processing companies, were
among the largest detractors from return.
EDS made a surprise announcement that its
earnings were below expectations. Its share
price fell sharply as many shareholders lost
confidence in its management. Harris
Associates agreed and sold the position.
Sungard processes transactions for
brokerages and provides disaster recovery
services. The broker transaction business
declined with the equity markets, and
Sungard's share price
                   www.strategicpartners.com    (800) 225-1852

declined to an inexpensive level. Both
advisers still like the stock because
disaster recovery is a growing service, and Sungard's transaction processing business should recover with the equity markets.

FUND GAINED ON COMPETING HEALTHCARE POSITIONS
The Fund's advisers selected different
competitors in the market for stents--devices to prop arteries open. Boston Scientific (a
Mercury Advisors holding) shares benefited from a legal victory that prevented Guidant
(see Comments on Harris Associates' Largest
Holdings) from marketing a drug-coated
stent. Although Guidant's shares fell on the news, they recovered quickly when Guidant announced progress in its second major business, heart defibrillator products.

A GAIN ON SYMBOL TECHNOLOGIES
Most of the Fund's technology positions
declined with the market for technology
stocks, but there were modest gains on
Symbol Technologies (see Comments on Mercury
Advisors' Largest Holdings) and Broadcom.
Symbol Technologies, the market leader for bar code scanners, had fallen sharply when questions arose about the accuracy of its financial reporting. The executives associated with the reporting problem are no longer with the firm. The shares rebounded, driven by the firm's growth potential in new markets such as healthcare and security.

SOME ENERGY STOCKS ALSO ROSE
Several energy holdings made positive
contributions to return, notably Burlington
Resources, a firm with large North American natural gas reserves. Energy reserves outside the Middle East became more important because of the impending war in Iraq, political instability in Venezuela, and Japan's closing of its nuclear reactors for safety reasons. Demand for natural gas in North America is expected to exceed supply for several years.

Strategic Partners Mid-Cap Value Fund Management Team

-------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at period end.

Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

Investment Advisers' Comments on Five Largest Holdings

Harris Associates L.P.  As of 2/28/03
-----------------------------------------

Guidant Corp./Drugs & Healthcare
Guidant's primary business is medical
devices that help manage cardiac rhythms or are otherwise used in the treatment of the heart and circulatory system. We believe it has a solid balance sheet and excellent cash flows. The stock is much less expensive than its peers because of legal and technical delays in marketing its drug-coated stent products, which reduce the chance of infection with devices that prevent blood vessel blockages.

The Gap, Inc./Retail
The Gap sells casual apparel, personal care, and other accessories. Its brand names include The Gap, GapKids, babyGap, Banana
Republic, and Old Navy. Its shares became inexpensive when investors lost patience with the pace of its turnaround. However, its stock has responded favorably to the store's revised product mix, which boosted sales.

AOL Time Warner, Inc./Media
AOL Time Warner is a global company that delivers entertainment, news, and Internet brands in several media platforms. It has high-quality media assets and strong free cash flow. We believe its current share price is low enough to reflect the company's performance uncertainties. We established our position at a price that doesn't reflect Time
Warner's underlying value, in our
estimation, let alone the AOL business.

Washington Mutual, Inc./Banking
Washington Mutual is a financial services company focused on consumers and small to midsize businesses. We believe Washington
Mutual has a relatively low-risk business model, is being managed for the benefit of its shareholders, and is likely to continue growing at a rate significantly faster than most companies. It is a well-managed company selling at a very attractive share price.

Tiffany & Co./Retail
Tiffany is a jeweler and specialty retailer.
Its sales are made through Tiffany & Co.
stores and boutiques, and to select
retailers and distributors in the Americas, the Asia-Pacific region, Europe, and the Middle East. The current economic environment has afforded us the opportunity to purchase the most recognizable brand jewelry and giftware retailer at a value price.

Holdings are subject to change.

                         www.strategicpartners.com    (800) 225-1852

Annual Report    February 28, 2003

Mercury Advisors  As of 2/28/03
-------------------------------------------

Raytheon Co./Aerospace/Defense
Raytheon has a strong core business as the fourth largest defense contractor in the United
States and the world's largest missile and military electronics firm. It has been selling noncore businesses. The outlook for defense spending looks positive. Even with a very low estimated value for its noncore commercial businesses, Raytheon is attractively priced compared with its book value.

Cendant Corp./Business Services
Cendant provides direct marketing, travel, real estate, and mortgage services through a diversified portfolio of well-managed brands that include Century 21, Coldwell Banker,
Avis, Ramada, Howard Johnson, and Jackson
Hewitt. They provide high cash flow, but Cendant's shares trade at low multiples of its earnings compared with the overall market and at very slight premiums to its book value.

Symbol Technologies, Inc./Computer Software & Services
Symbol Technologies manufactures, sells, and services mobile, wireless, and bar code scanning systems. Its share prices declined with the slowdown in technology spending. It has the largest market share in a business that should grow with rising concerns about security and documentation. We think it will benefit from an improving economy.

Becton Dickinson & Co./Drugs & Healthcare
Becton Dickinson makes medical diagnostic systems, supplies, and devices. Its growth is driven by rising demand for needles and syringes that reduce the risk of accidental injury. These new needle and syringe designs are legally required in the United States, and worldwide demand is growing. The firm's management has been divesting noncore businesses, while its core business has strong cash flow. Nonetheless, it trades at a discount to its peers.

Knight Trading Group, Inc./Financial Services
Knight Trading is a brokerage specializing in Nasdaq and over-the-counter securities, and also provides asset management services.
These businesses should grow rapidly with an improving equity market, and may rise even if trading volume increases but share prices don't rise. However, Knight has been acquiring experienced executives and rethinking its business model. The uncertainty caused by this has reduced its share price to near the book value per share of its tangible assets.

Holdings are subject to change.

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of February 28, 2003

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.4%
Common Stocks
-------------------------------------------------------------------------------------
Advertising  2.9%
  276,500      Interpublic Group of Companies, Inc.                $    2,668,225
   39,700      Valassis Communications, Inc.(a)                           904,366
                                                                   --------------
                                                                        3,572,591
-------------------------------------------------------------------------------------
Aerospace/Defense  2.7%
   15,100      Northrop Grumman Corp.                                   1,309,170
   72,300      Raytheon Co.                                             1,957,884
                                                                   --------------
                                                                        3,267,054
-------------------------------------------------------------------------------------
Auto Parts & Equipment  0.6%
   13,600      Magna International, Inc.(Class 'A'
                Stock)(Canada)                                            762,008
-------------------------------------------------------------------------------------
Banking  8.1%
   55,000      Banknorth Group, Inc.                                    1,246,300
   34,700      Charter One Financial, Inc.                              1,003,177
   30,700      Compass Bancshares, Inc.                                   976,874
  240,400      Sovereign Bancorp, Inc.                                  3,264,632
  100,500      Washington Mutual, Inc.                                  3,470,265
                                                                   --------------
                                                                        9,961,248
-------------------------------------------------------------------------------------
Biotechnology  0.8%
   13,600      Biogen, Inc.(a)                                            483,344
   62,800      Millennium Pharmaceuticals, Inc.(a)                        449,648
                                                                   --------------
                                                                          932,992
-------------------------------------------------------------------------------------
Building and Construction  3.3%
   43,600      Martin Marietta Materials, Inc.                          1,202,488
  156,100      Masco Corp.                                              2,869,118
                                                                   --------------
                                                                        4,071,606

    8                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Business Services  5.4%
  385,400      Cendant Corp.(a)                                    $    4,744,274
  114,300      Convergys Corp.(a)                                       1,405,890
   27,700      Harte-Hanks, Inc.                                          507,187
                                                                   --------------
                                                                        6,657,351
-------------------------------------------------------------------------------------
Computer Software & Services  8.2%
   84,500      Computer Associates International, Inc.                  1,128,075
   41,800      Computer Sciences Corp.(a)                               1,306,668
  474,200      Parametric Technology Corp.(a)                           1,005,304
  154,600      SunGard Data Systems, Inc.(a)                            3,042,528
  180,600      Symbol Technologies, Inc.                                1,910,748
   46,600      Tech Data Corp.(a)                                       1,054,092
  113,800      TIBCO Software, Inc.(a)                                    538,274
                                                                   --------------
                                                                        9,985,689
-------------------------------------------------------------------------------------
Containers  1.2%
  112,300      Smurfit-Stone Container Corp.(a)                         1,486,852
-------------------------------------------------------------------------------------
Diversified Manufacturing  4.4%
   17,100      Eaton Corp.                                              1,213,245
   16,300      ITT Industries, Inc.                                       916,549
  142,100      Waters Corp.(a)                                          3,292,457
                                                                   --------------
                                                                        5,422,251
-------------------------------------------------------------------------------------
Drugs & Healthcare  11.2%
  148,000      Apogent Technologies, Inc.(a)                            2,308,800
   24,300      Bausch and Lomb, Inc.                                      748,440
   47,600      Becton Dickinson & Co.                                   1,637,440
  117,200      Guidant Corp.(a)                                         4,191,072
   58,300      McKesson Corp.                                           1,553,112
   94,000      Medarex, Inc.(a)                                           262,260
   56,700      Quintiles Transnational Corp.(a)                           703,080
  109,400      Schering-Plough Corp.                                    1,971,388
   35,000      Vertex Pharmaceuticals, Inc.(a)                            386,750
                                                                   --------------
                                                                       13,762,342

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Financial Services  1.9%
   64,700      Janus Capital Group, Inc.                           $      765,401
  329,300      Knight Trading Group, Inc.(a)                            1,603,691
                                                                   --------------
                                                                        2,369,092
-------------------------------------------------------------------------------------
Food & Beverages  2.2%
  102,400      Archer-Daniels-Midland Co.                               1,116,160
    2,100      Dean Foods Co.(a)                                           88,557
   78,900      Smithfield Foods, Inc.(a)                                1,462,017
                                                                   --------------
                                                                        2,666,734
-------------------------------------------------------------------------------------
Hotels  1.9%
  105,000      Starwood Hotels & Resorts Worldwide, Inc.                2,374,050
-------------------------------------------------------------------------------------
Insurance  2.3%
   44,100      Ace Ltd. (Cayman Islands)                                1,222,011
   58,600      Protective Life Corp.                                    1,589,232
                                                                   --------------
                                                                        2,811,243
-------------------------------------------------------------------------------------
Internet  2.0%
   91,000      DoubleClick, Inc.(a)                                       586,040
  175,100      Earthlink, Inc.(a)                                         870,247
  625,300      Vignette Corp.(a)                                          950,456
                                                                   --------------
                                                                        2,406,743
-------------------------------------------------------------------------------------
Media  8.2%
  318,000      AOL Time Warner, Inc.(a)                                 3,599,760
   99,500      EchoStar Communications Corp.(Class 'A' Stock)(a)        2,619,835
   11,000      Knight-Ridder, Inc.                                        702,020
  230,000      Liberty Media Corp.(Class 'A' Stock)(a)                  2,113,700
   90,500      Reader's Digest Association, Inc.                          978,305
                                                                   --------------
                                                                       10,013,620
-------------------------------------------------------------------------------------
Metals  0.7%
   20,400      Nucor Corp.                                                848,640

    10                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  4.4%
   34,200      BJ Services Co.(a)                                  $    1,175,454
   24,900      Burlington Resources, Inc.                               1,154,115
   51,000      Diamond Offshore Drilling, Inc.                          1,119,450
   12,300      Noble Energy, Inc.                                         434,190
   41,700      Sunoco, Inc.                                             1,475,763
                                                                   --------------
                                                                        5,358,972
-------------------------------------------------------------------------------------
Restaurants  3.0%
   45,100      Outback Steakhouse, Inc.                                 1,452,220
   91,600      Yum! Brands, Inc.(a)                                     2,180,996
                                                                   --------------
                                                                        3,633,216
-------------------------------------------------------------------------------------
Retail  15.2%
   34,800      American Eagle Outfitters, Inc.(a)                         503,556
  113,000      Best Buy Co., Inc.(a)                                    3,284,910
   81,800      Costco Wholesale Corp.(a)                                2,496,536
   20,000      Dollar Tree Stores, Inc.(a)                                413,000
   68,300      J.C. Penney Co., Inc.                                    1,355,755
   63,700      Limited Brands, Inc.                                       756,756
  200,000      Office Depot, Inc.(a)                                    2,348,000
  315,800      The Gap, Inc.                                            4,118,032
  138,500      Tiffany & Co.                                            3,319,845
                                                                   --------------
                                                                       18,596,390
-------------------------------------------------------------------------------------
Semiconductors & Equipment  0.6%
  198,200      Applied Micro Circuits Corp.(a)                            691,718
-------------------------------------------------------------------------------------
Telecommunications  2.2%
  100,000      CenturyTel, Inc.                                         2,740,000
-------------------------------------------------------------------------------------
Transportation  1.3%
   54,200      CNF, Inc.                                                1,559,334

    See Notes to Financial Statements                                     11

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Utilities  3.7%
   23,300      Cinergy Corp.                                       $      750,959
  152,900      Duke Energy Corp.                                        2,065,679
  104,600      TXU Corp.                                                1,670,462
                                                                   --------------
                                                                        4,487,100
                                                                   --------------
               Total long-term investments (cost $142,176,670)        120,438,836
                                                                   --------------
               Total Investments  98.4%
                (cost $142,176,670; Note 5)                           120,438,836
               Other assets in excess of liabilities  1.6%              2,000,913
                                                                   --------------
               Net Assets  100%                                    $  122,439,749
                                                                   --------------
                                                                   --------------

------------------------------
(a) Non-income producing security.

    12                                     See Notes to Financial Statements

                       This page intentionally left blank

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Statement of Assets and Liabilities

                                                                 February 28, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $142,176,670)                          $ 120,438,836
Cash                                                                   2,646,122
Receivable for investments sold                                          308,892
Dividends and interest receivable                                        101,786
Receivable for Fund shares sold                                           92,564
Prepaid expenses                                                           8,920
                                                                 -----------------
      Total assets                                                   123,597,120
                                                                 -----------------
LIABILITIES
Payable for Fund shares reacquired                                       632,469
Accrued expenses and other liabilities                                   226,116
Payable for investments purchased                                        144,459
Management fee payable                                                    85,833
Distribution fee payable                                                  68,494
                                                                 -----------------
      Total liabilities                                                1,157,371
                                                                 -----------------
NET ASSETS                                                         $ 122,439,749
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      15,818
   Paid-in capital in excess of par                                  163,603,508
                                                                 -----------------
                                                                     163,619,326
   Accumulated net realized loss on investments                      (19,441,743)
   Net unrealized depreciation on investments                        (21,737,834)
                                                                 -----------------
Net assets, February 28, 2003                                      $ 122,439,749
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Statement of Assets and Liabilities Cont'd.

                                                                 February 28, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($21,523,823 / 2,769,725 shares of beneficial interest
      issued and outstanding)                                              $7.77
   Maximum sales charge (5% of offering price)                              0.41
                                                                 -----------------
   Maximum offering price to public                                        $8.18
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($45,522,715 / 5,893,221 shares of beneficial
      interest issued and outstanding)                                     $7.72
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($37,284,353 / 4,826,815 shares of beneficial interest
      issued and outstanding)                                              $7.72
   Sales charge (1% of offering price)                                      0.08
                                                                 -----------------
   Offering price to public                                                $7.80
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($18,108,858 / 2,328,205 shares of beneficial
      interest issued and outstanding)                                     $7.78
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     15

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Statement of Operations

                                                                  May 31, 2002(a)
                                                                      Through
                                                                 February 28, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign tax of $1,377)                        $   1,080,162
   Interest                                                               49,002
                                                                 -----------------
      Total income                                                     1,129,164
                                                                 -----------------
Expenses
   Management fee                                                        978,327
   Distribution fee--Class A                                              50,165
   Distribution fee--Class B                                             386,638
   Distribution fee--Class C                                             324,023
   Transfer agent's fees and expenses                                    146,000
   Custodian's fees and expenses                                         110,000
   Registration fees                                                      93,000
   Reports to shareholders                                                64,000
   Amortization of offering costs                                         55,000
   Legal fees and expenses                                                36,000
   Audit fee                                                              30,000
   Trustees' fees                                                         15,000
   Miscellaneous                                                          10,095
                                                                 -----------------
      Total expenses                                                   2,298,248
                                                                 -----------------
Net investment loss                                                   (1,169,084)
                                                                 -----------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                         (19,441,743)
Net change in unrealized depreciation on investments                 (21,737,834)
                                                                 -----------------
Net loss on investments                                              (41,179,577)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (42,348,661)
                                                                 -----------------
                                                                 -----------------

------------------------------
(a) Commencement of investment operations.

    16                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Statement of Changes in Net Assets

                                                                  May 31, 2002(a)
                                                                      Through
                                                                 February 28, 2003
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                                             $  (1,169,084)
   Net realized loss on investment transactions                      (19,441,743)
   Net change in unrealized depreciation on investments              (21,737,834)
                                                                 -----------------
   Net decrease in net assets resulting from operations              (42,348,661)
                                                                 -----------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                                     212,149,476
   Cost of shares reacquired                                         (47,361,066)
                                                                 -----------------
   Net increase in net assets from Fund share transactions           164,788,410
                                                                 -----------------
Total increase                                                       122,439,749
NET ASSETS
Beginning of period                                                           --
                                                                 -----------------
End of period                                                      $ 122,439,749
                                                                 -----------------
                                                                 -----------------

------------------------------
(a) Commencement of investment operations.
    See Notes to Financial Statements                                     17

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Notes to Financial Statements

      Strategic Partners Opportunity Funds (the 'Company'), formerly known as Strategic Partners Series, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund (the 'Fund') and Strategic Partners Focused Value Fund. These financial statements relate to Strategic Partners Mid-Cap Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on May 31, 2002.

      The investment objective of the Fund is long-term growth of capital through investments primarily in equity related securities of mid-sized companies that are selected by the Fund's two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange and NASDAQ
National Market securities are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or applicable subadviser. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Notes to Financial Statements Cont'd.

value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gain
(loss) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from disposition of foreign currencies, currency gains (losses) realized between the trade date and settlement date of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets (excluding investments) and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are
                                                                          19

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Notes to Financial Statements Cont'd.

recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at a fund level.

      Net investment income (loss), other than distribution fees, which are charged directly to the respective class and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Offering Expenses:    Offering costs of approximately $62,000 are being
amortized ratably over a period of twelve months from the date the Fund commenced investment operations.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI has entered into subadvisory agreements with Mercury Advisors ('Mercury') and Harris Associates L.P., ('Harris'). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Notes to Financial Statements Cont'd.

expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25%, 1% and 1%, respectively, for the period ended February 28, 2003.

      PIMS has advised the Fund that it has received approximately $1,335,300 and $534,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the period ended February 28, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $223,400 and $57,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the period ended February 28, 2003.

      PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the bank's commitment from $500 million to $800 million and allows the Funds the ability to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee
                                                                          21

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Notes to Financial Statements Cont'd.

of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date on the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the period ended February 28, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the period ended February 28, 2003, the Fund incurred fees of approximately $98,000 for the services of PMFS. As of February 28, 2003, approximately $12,000 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $39,300 in total networking fees of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential was approximately $37,200 for the period ended February 28, 2003. As of February 28, 2003, approximately $3,400 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      For the period ended February 28, 2003 PSI earned approximately $12,900 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the period ended February 28, 2003 aggregated $245,350,003 and $83,731,599, respectively.

Note 5. Distributions and Tax Information
In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par and undistributed net investment income (loss). For the period ended February 28, 2003, the adjustments were to decrease net investment loss and decrease paid-in-capital in excess of par by $1,169,084 due to a net operating loss and reclassification of non-deductible expenses. Net investment income, net realized losses and net assets were not affected by this change.

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Notes to Financial Statements Cont'd.

      As of February 28, 2003, the Fund had no distributable earnings on a tax basis. In addition, the approximate capital loss carryforward was $9,863,000 which expires in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the statement of assets and liabilities primarily due to the deferral for federal tax purposes of post-October capital losses of approximately $8,831,000.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of February 28, 2003 were as follows:

                                                           Net
  Tax Basis                                            Unrealized
of Investments    Appreciation      Depreciation      Depreciation
--------------   ---------------   ---------------   ---------------           ---
 $142,924,979      $3,291,664       $(25,777,807)     $(22,486,143)

      The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.
                                                                          23

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Notes to Financial Statements Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
May 31, 2002(a)
  through February 28, 2003:
Shares sold                                                    4,140,537    $ 40,759,563
Shares reacquired                                             (1,370,848)    (11,389,826)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           2,769,689      29,369,737
Shares issued upon conversion from Class B                            36             292
                                                              ----------    ------------
Net increase in shares outstanding                             2,769,725    $ 29,370,029
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
May 31, 2002(a)
  through February 28, 2003:
Shares sold                                                    7,027,604    $ 69,421,265
Shares reacquired                                             (1,134,347)     (9,137,739)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           5,893,257      60,283,526
Shares reacquired upon conversion into Class A                       (36)           (292)
                                                              ----------    ------------
Net increase in shares outstanding                             5,893,221    $ 60,283,234
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
May 31, 2002(a)
  through February 28, 2003:
Shares sold                                                    6,089,722    $ 60,185,373
Shares reacquired                                             (1,262,907)    (10,307,673)
                                                              ----------    ------------
Net increase in shares outstanding                             4,826,815    $ 49,877,700
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
May 31, 2002(a)
  through ended February 28, 2003:
Shares sold                                                    4,285,266    $ 41,783,275
Shares reacquired                                             (1,957,061)    (16,525,828)
                                                              ----------    ------------
Net increase in shares outstanding                             2,328,205    $ 25,257,447
                                                              ----------    ------------
                                                              ----------    ------------

------------------------------
(a) Commencement of investment operations.

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Financial Highlights

                                                             Class A
                                                        -----------------
                                                         May 31, 2002(a)
                                                             through
                                                        February 28, 2003
-------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $ 10.00
                                                            --------
Income from investment operations:
Net investment loss                                            (0.05)
Net realized and unrealized loss on investment
   transactions                                                (2.18)
                                                            --------
      Total from investment operations                         (2.23)
                                                            --------
Net asset value, end of period                               $  7.77
                                                            --------
                                                            --------
TOTAL RETURN(b)                                               (22.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                              $21,524
Average net assets (000)                                     $27,029
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees(e)                                           1.66%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                              1.41%(c)
   Net investment loss                                         (0.63)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover                                             62%(d)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.
(d) Not annualized for periods of less than one full year.
(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

    See Notes to Financial Statements                                     25

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Financial Highlights Cont'd.

                                                             Class B
                                                        -----------------
                                                         May 31, 2002(a)
                                                             through
                                                        February 28, 2003
-------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $ 10.00
                                                            --------
Income from investment operations:
Net investment loss                                            (0.09)
Net realized and unrealized loss on investment
   transactions                                                (2.19)
                                                            --------
      Total from investment operations                         (2.28)
                                                            --------
Net asset value, end of period                               $  7.72
                                                            --------
                                                            --------
TOTAL RETURN(b)                                               (22.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                              $45,523
Average net assets (000)                                     $52,075
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                              2.41%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                              1.41%(c)
   Net investment loss                                         (1.37)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.

    26                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Financial Highlights Cont'd.

                                                             Class C
                                                        -----------------
                                                         May 31, 2002(a)
                                                             through
                                                        February 28, 2003
-------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $ 10.00
                                                            --------
Income from investment operations:
Net investment loss                                            (0.09)
Net realized and unrealized loss on investment
   transactions                                                (2.19)
                                                            --------
      Total from investment operations                         (2.28)
                                                            --------
Net asset value, end of period                               $  7.72
                                                            --------
                                                            --------
TOTAL RETURN(b)                                               (22.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                              $37,284
Average net assets (000)                                     $43,641
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                              2.41%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                              1.41%(c)
   Net investment loss                                         (1.38)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.

    See Notes to Financial Statements                                     27

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Financial Highlights Cont'd.

                                                                Class Z
                                                        -----------------------
                                                         May 31, 2002(a)
                                                             through
                                                        February 28, 2003
-------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $ 10.00
                                                            --------
Income from investment operations:
Net investment loss                                            (0.03)
Net realized and unrealized loss on investment
   transactions                                                (2.19)
                                                            --------
      Total from investment operations                         (2.22)
                                                            --------
Net asset value, end of period                               $  7.78
                                                            --------
                                                            --------
TOTAL RETURN(b)                                               (22.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                              $18,109
Average net assets (000)                                     $23,663
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                              1.41%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                              1.41%(c)
   Net investment loss                                         (0.38)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.

    28                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

             Report of Independent Accountants

To the Shareholders and Board of Trustees of Strategic Partners Mid-Cap Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Partners Mid-Cap Value Fund (the 'Fund') at February 28, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period May 31, 2002 (commencement of operations) through February 28, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 21, 2003

       Strategic Partners Opportunity Funds
       Strategic Partners Mid-Cap Value Fund
                        www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be 'interested persons' of the Trust (as defined in the 1940 Act), are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Trust are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Trust and any other investment companies managed by PI.

       Independent Trustees

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)          Trustee                 Since 2000

                       Robert E. La Blanc (69)              Trustee                 Since 2000
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)      Currently President Emeritus of New             80
                                                        Jersey Institute of Technology (since
                                                        2002); formerly President (1978-2002)
                                                        of New Jersey Institute of
                                                        Technology; Commissioner (1998-2002)
                                                        of the Middle States Association
                                                        Commission on Higher Education;
                                                        Commissioner (1985-2002) of the New
                                                        Jersey Commission on Science and
                                                        Technology; Member (since 2000) Board
                                                        of Directors of IDT Corporation;
                                                        Director (since 1998) Society of
                                                        Manufacturing Engineering Education
                                                        Foundation, Director (since 1995) of
                                                        Prosperity New Jersey; formerly a
                                                        Director or Trustee of Liberty
                                                        Science Center, Research and
                                                        Development Council of New Jersey,
                                                        New Jersey State Chamber of Commerce,
                                                        and National Action Council for
                                                        Minorities in Engineering.

                       Robert E. La Blanc (69)          President (since 1981) of Robert E.             77
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -----------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)      Director (since 2000) of IDT
                                                        Corporation.

                       Robert E. La Blanc (69)          Director of Storage
                                                        Technology Corporation
                                                        (since 1979), Chartered
                                                        Semiconductor Ltd.
                                                        (Singapore) (since 1998),
                                                        Titan Corporation
                                                        (electronics, since 1995),
                                                        Computer Associates
                                                        International, Inc. (since
                                                        2002) (software company),
                                                        Director (since 1999) of
                                                        First Financial Fund, Inc.
                                                        and Director (since April
                                                        1999) High Yield Plus Fund,
                                                        Inc.

    30                                                                    31

       Strategic Partners Opportunity Funds
       Strategic Partners Mid-Cap Value Fund
                         www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Douglas H. McCorkindale (63)         Trustee                 Since 2000

                       W. Scott McDonald, Jr. (66)          Trustee                 Since 2000

                       Thomas T. Mooney (61)                Trustee                 Since 2000
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Douglas H. McCorkindale (63)     Chairman (since February 2001), Chief           77
                                                        Executive Officer (since June 2000)
                                                        and President (since September 1997)
                                                        of Gannett Co. Inc. (publishing and
                                                        media); formerly Vice Chairman (March
                                                        1984-May 2000) of Gannett Co. Inc.

                       W. Scott McDonald, Jr. (66)      Vice President (since 1997) of                  80
                                                        Kaludis Consulting Group, Inc.
                                                        (company serving higher education);
                                                        formerly principal (1995-1997), Scott
                                                        McDonald & Associates, Chief
                                                        Operating Officer (1991-1995),
                                                        Fairleigh Dickinson University,
                                                        Executive Vice President and Chief
                                                        Operating Officer (1975-1991), Drew
                                                        University, interim President
                                                        (1988-1990), Drew University and
                                                        founding director of School, College
                                                        and University Underwriters Ltd.

                       Thomas T. Mooney (61)            Chief Executive Officer, the                    97
                                                        Rochester Business Alliance, formerly
                                                        President of the Greater Rochester
                                                        Metro Chamber of Commerce, Rochester
                                                        City Manager; formerly Deputy Monroe
                                                        County Executive; Trustee of Center
                                                        for Governmental Research, Inc.;
                                                        Director of Blue Cross of Rochester
                                                        and Executive Service Corps of
                                                        Rochester; Director of the Rochester
                                                        Individual Practice Association.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ----------------------------------------------------------
                       Douglas H. McCorkindale (63)     Director of Gannett Co.
                                                        Inc., Director of
                                                        Continental Airlines, Inc.
                                                        (since May 1993); Director
                                                        of Lockheed Martin Corp.
                                                        (aerospace and defense)
                                                        (since May 2001); Director
                                                        of The High Yield Plus Fund,
                                                        Inc. (since 1996).

                       W. Scott McDonald, Jr. (66)

                       Thomas T. Mooney (61)            Director, President and
                                                        Treasurer (since 1986) of
                                                        First Financial Fund, Inc.,
                                                        and Director (since 1988) of
                                                        High Yield Plus Fund, Inc.

    32                                                                    33

       Strategic Partners Opportunity Funds
       Strategic Partners Mid-Cap Value Fund
                         www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Stephen Stoneburn (59)               Trustee                 Since 2000

                       Clay T. Whitehead (64)               Trustee                 Since 2000
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Stephen Stoneburn (59)           President and Chief Executive Officer           75
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995-June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993-1995)
                                                        of Cowles Business Media and Senior
                                                        Vice President of Fairchild
                                                        Publications, Inc (1975-1989).

                       Clay T. Whitehead (64)           President (since 1983) of National              94
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ---------------------------------------------------------------
                       Stephen Stoneburn (59)

                       Clay T. Whitehead (64)           Director (since 2000) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 2000) of
                                                        the High Yield Plus Fund,
                                                        Inc.

       Interested Trustees

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       *Robert F. Gunia (56)                Vice President          Since 2000
                                                            and Trustee
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       *Robert F. Gunia (56)            Executive Vice President and Chief              116
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        Prudential Financial, Inc.
                                                        (Prudential); formerly Senior Vice
                                                        President (March 1987-May 1999) of
                                                        Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989- September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of Prudential
                                                        Mutual Funds Management, Inc. (PMF)

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       --------------------------------------------------------------
                       *Robert F. Gunia (56)            Vice President and Director
                                                        (since May 1989) and
                                                        Treasurer (since 1999) of of
                                                        The Asia Pacific Fund, Inc.

    34                                                                    35

       Strategic Partners Opportunity Funds
       Strategic Partners Mid-Cap Value Fund
                          www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       *David R. Odenath, Jr (45)D          Trustee and             Since 2000
                                                            President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       *David R. Odenath, Jr (45)D      Formerly President, Chief Executive             116
                                                        Officer and Chief Operating Officer
                                                        (1999-2003) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

      Information pertaining to the Officers of the Trust is set forth below.

       Officers

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Judy A. Rice (55)D                   Vice President          Since 2000

                       Lori E. Bostrom (40)                 Secretary               Since 2003

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -----------------------------------------------------------------
                       Judy A. Rice (55)D               President, Chief Executive Officer,
                                                        Chief Operating Officer and
                                                        Officer-in-Charge (since 2003) of PI;
                                                        formerly various positions to Senior
                                                        Vice President (1992-1999) of
                                                        Prudential Securities; and various
                                                        positions to Managing Director
                                                        (1975-1992) of Salomon Smith Barney;
                                                        Member of Board of Governors of the
                                                        Money Management Institute.

                       Lori E. Bostrom (40)             Vice President and Corporate Counsel
                                                        (since October 2002) of Prudential,
                                                        formerly Senior Counsel of The
                                                        Guardian Life Insurance Company of
                                                        America (February 1996-October 2002).

    36                                                                    37

       Strategic Partners Opportunity Funds
       Strategic Partners Mid-Cap Value Fund
                         www.strategicpartners.com    (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Marguerite E. H. Morrison (47)       Assistant               Since 2003
                                                            Secretary

                       Grace C. Torres (42)                 Treasurer and           Since 2000
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Maryanne Ryan (38)                   Anti-Money              Since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       ---------------------------------------------------------------------
                       Marguerite E. H. Morrison (47)   Vice President and Chief Legal
                                                        Officer--Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential, Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996-February 2001)
                                                        of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987-September 1996) of Prudential
                                                        Securities.

                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998), First Vice President,
                                                        Prudential Securities (March 1997-May
                                                        1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, an Adviser or the Distributor.
    D On March 4, 2003, Ms. Rice was elected to serve as the President of the Fund. Mr.
      Odenath continues to serve as Trustee.
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102-4077.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or Officer.
 **** This column includes only directorships of companies required to report to the
      SEC under the Securities Exchange Act of 1934 (i.e., 'public companies') or other investment companies registered under the 1940 Act.
Additional information about the Trust's Trustees is included in the Trust's Statement of Additional Information, which is available without charge, upon request, by calling
(800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    38                                                                    39

Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

Getting the Most from your Mutual Fund

How many times have you read these reports-- or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate
charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                www.strategicpartners.com    (800) 225-1852

Leverage: The use of borrowed assets to
enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment.
While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the difference
between "bid" and "asked" prices of a
security, or between the yields of two
similar maturity bonds.

Yankee Bond: A bond sold by a foreign
company or government on the U.S. market and denominated in U.S. dollars.

Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

Class A   Growth of a $10,000 Investment

                  (CHART)

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners Mid-Cap Value Fund (Class
A shares) with a similar investment in the Russell Midcap Value Index and the Russell
Midcap Index by portraying the initial
account values at the commencement of
operations of Class A shares (May 31, 2002) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively low price-to-book ratios and forecasted growth values. The
Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000
Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes.
The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

www.strategicpartners.com  (800) 225-1852

Class B   Growth of a $10,000 Investment

                 (CHART)

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners Mid-Cap Value Fund (Class
B shares) with a similar investment in the Russell Midcap Value Index and the Russell
Midcap Index by portraying the initial
account values at the commencement of
operations of Class B shares (May 31, 2002) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge (CDSC) was deducted from the value of the investment in Class B shares, assuming full redemption on February 28, 2003; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested.
Approximately seven years after purchase,
Class B shares will automatically convert to Class A shares on a quarterly basis. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell
Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively low price-to-book ratios and forecasted growth values. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.
The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

Class C   Growth of a $10,000 Investment

                   (CHART)

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners Mid-Cap Value Fund (Class
C shares) with a similar investment in the Russell Midcap Value Index and the Russell
Midcap Index by portraying the initial
account values at the commencement of
operations of Class C shares (May 31, 2002) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable CDSC was deducted from the value of the investment in Class C shares, assuming full redemption on February
28, 2003; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell
Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively low price-to-book ratios and forecasted growth values. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.
The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be low if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

www.strategicpartners.com  (800) 225-1852

Class Z   Growth of a $10,000 Investment

                     (CHART)

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners Mid-Cap Value Fund (Class
Z shares) with a similar investment in the Russell Midcap Value Index and the Russell
Midcap Index by portraying the initial
account values at the commencement of
operations of Class Z shares (May 31, 2002) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.
The Russell Midcap Value Index is an
unmanaged index that measures the
performance of those Russell Midcap
companies with relatively low price-to-book ratios and forecasted growth values. The
Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000
Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be low if they reflected the effects of sales charges, operating expenses, or taxes.
The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit our website at:
www.strategicpartners.com

Trustees
Saul K. Fenster
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Lori E. Bostrom, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Harris Associates L.P.
Two North LaSalle Street
Chicago, IL 60602-3790

Fund Asset Management, L.P.,
   doing business as Mercury Advisors
800 Scudders Mill Road
Plainsboro, NJ 08536

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

Fund Symbols    Nasdaq    CUSIP
------------    ------    -----
Class A         PPCAX    86276R841
Class B         PPCBX    86276R833
Class C         PPCCX    86276R825
Class Z         PPCZX    86276R817

MFSP505E    IFS-A079286

                                 ANNUAL REPORT FEBRUARY 28, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS  (LOGO)

STRATEGIC PARTNERS
FOCUSED VALUE FUND

Objective: Seeks Long-Term Growth of Capital

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Strategic
Partners Focused Value Fund (the Fund) is long-term growth of capital. The Fund's strategy is to combine the efforts of two investment advisers who employ a value style: Davis Selected Advisers LP (Davis) and Salomon Brothers Asset Management, Inc.
(Salomon Brothers). Davis focuses primarily on value stocks of larger U.S. companies with market capitalization of at least $5 billion. It looks for companies with sustainable earnings per share growth rates selling at modest price/earnings multiples that it anticipates will expand as other investors recognize the company's true worth. Salomon Brothers employs fundamental analysis to search for companies whose share prices appear to undervalue company assets or do not adequately reflect favorable industry trends, earnings declines that it believes are short term in nature, or other factors. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of net assets as of 2/28/03.

    41.3%   Financials
    13.9    Consumer Staples
    13.1    Consumer Discretionary
    11.1    Telecommunication Services
     7.7    Energy
     4.4    Industrials
     4.3    Healthcare
     2.7    Information Technology
     2.1    Materials
    -0.6    Liabilities in excess of other assets

Portfolio composition is subject to change.

Five Largest Holdings

Expressed as a percentage of net assets as of 2/28/03
    7.0%   Altria Group, Inc.
           Beverage, Food, & Tobacco
    6.1    American International Group, Inc. (AIG)
           Insurance
    5.5    American Express Co.
           Diversified Financial Services
    4.7    Costco Wholesale Corp.
           Multiline Retail
    4.0    Safeway, Inc.
           Food & Drug Retailing

Holdings are subject to change.

                       www.strategicpartners.com   (800) 225-1852

Annual Report    February 28, 2003

    Cumulative Total Returns1                     As of 2/28/03

                                     One Year    Since Inception2
Class A                               -23.30%       -27.47%
Class B                               -23.86        -28.49
Class C                                -23.86       -28.49
Class Z                               -23.17        -27.13
Russell 1000 Value Index3             -19.27        -19.54
S&P 500 Index4                        -22.67        -25.29
Lipper Large-Cap Value Funds Avg.5    -22.27        -24.53

    Average Annual Total Returns1    As of 3/31/03

                                   One Year    Since Inception2
Class A                             -29.91%        -17.48%
Class B                             -30.43         -17.21
Class C                             -28.22         -16.36
Class Z                             -26.09         -15.14
Russell 1000 Value Index3           -22.79         -10.23
S&P 500 Index4                      -24.75         -13.15
Lipper Large-Cap Value Funds Avg.5  -25.54         -13.24

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc.
The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares, and a 12b-1 fee of up to 0.30% annually. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for six years respectively after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception date:
3/30/01. 3The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a lower-than-average growth orientation. Companies in this index generally have relatively low price-to-book ratios, price/earnings ratios, and forecasted growth values, and relatively high dividend yields. 4The Standard & Poor's
500 Composite Stock Price Index (S&P 500
Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.
Investors cannot invest directly in an
index. 5The Lipper Average represents
returns based on an average of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper
Large-Cap Value Funds category typically have below-average price-to-book and price/earnings ratios, and three-year sales-per-share growth value, compared to the S&P
500 Index. The returns for the S&P 500 Index and the Russell 1000 Value Index would be lower if they included the effects of sales charges, operating expenses, or taxes.
Returns for the Lipper Large-Cap Value Funds
Average reflect the deduction of operating expenses, but not sales charges or taxes.

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

                              April 15, 2003

DEAR SHAREHOLDER,
The Strategic Partners Focused Value Fund had a substantial loss over its fiscal year ended February 28, 2003. This was, by far, the worst 12 months for the U.S. stock market in almost 30 years. A combination of economic and geopolitical uncertainty, together with a loss of confidence in corporate governance and reporting, discouraged potential investors. The Fund trailed the Russell 1000 Value Index, its benchmark, but its loss was about in line with the Lipper Large-Cap Value Funds
Average. In the following report, the Fund's investment advisers describe the performance of various holdings in its portfolio.

In March 2003 I was named president of the Strategic Partners Opportunity Funds. I am pleased to lead an organization grounded in the stringent adviser screening process we use for Strategic Partners funds. We also monitor how well the funds' advisers adhere to their investment disciplines, which is especially important when trying to maintain a consistent strategy in today's turbulent market. We appreciate your continued confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President
Strategic Partners Opportunity Funds

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Annual Report    February 28, 2003

Investment Advisers' Report

THE WORST MARKET IN A GENERATION
This reporting period was dominated by a prolonged, broad, and deep slide in which the broad U.S. equity market lost about a third of its value. Despite short-lived rallies in August and October, concern about the possibility of war in Iraq and a delay in the recovery of capital investment depressed buying interest. Many investors appeared to be waiting for this uncertainty to be resolved.

Value stocks held up better than growth, on average, but large losses were the norm. One exception was Internet-related companies, many of which had substantial share-price gains over the 12 months. Ill-conceived and borderline
Internet-related businesses had largely
disappeared by the beginning of this period.
The companies that survived generally had sound business models and strong management, and their share prices had fallen very low in the general decline of Internet-related stocks.
During this reporting period, investors
recognized the survivors' value, and many stocks had substantial gains, including
WebMD and Amazon.com. Similarly, some
wireless telephone stocks had rebounds from "oversold" levels, albeit with smaller gains.

Some of the worst performers during the
period were cyclical stocks--shares of
companies whose earnings are closely related to the state of the economy, such as certain basic materials and advertising firms. Delay in the recovery of capital investment hurt share prices of semiconductor and electronics companies as well. However, we should reiterate that over the 12-month reporting period, all sectors of the stock market had steep losses; gains were rare and consisted generally of rebounds from large earlier price drops.

In a market where so little gained in value, the largest detractions from the Fund's return came in the sectors that it had emphasized--consumer and financial stocks.
However, the Fund had gains even during this poor market on several food, retail, savings and loans, and healthcare holdings.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Annual Report    February 28, 2003

THRIFTS WERE THE BRIGHT SPOT IN FINANCIALS
Savings and loans (thrifts) are financial institutions with charters limited to certain kinds of consumer financing, particularly home mortgages. Since housing has recently been the strongest part of the economy and thrifts' charters kept them out of the troubled capital markets businesses, thrifts did particularly well during this reporting period. Salomon Brothers sold its substantial position in Washington Mutual and took its profits. Golden West, which leads in adjustable-rate mortgages, also contributed a significant gain.

Household International (see Comments on Davis's
Largest Holdings) was hurt with the rest of the subprime lending industry and by company-specific problems. It agreed to a merger with HSBC Holdings. Should the deal be completed, the Fund would receive HSBC shares. In Davis's view, Household would be in the same strong business, but would now be underpinned by a stronger balance sheet.
Morgan Stanley (see Comments on Salomon
Brothers' Largest Holdings) was hurt by the slowdown in investment banking. Both advisers think the firm is doing a good job of reining in costs and that its earnings should recover with the capital markets.

American International Group (AIG) (see
Comments on Largest Holdings for both
advisers) was hit by several factors,
including the complexity of its accounting, an addition to its reserves for future losses, and an unclear plan for its CEO succession. Both advisers think that these are transient issues and believe that AIG should benefit from a strong pricing environment for property/casualty insurance and customers' preference for the insurers with strong balance sheets.

BOTH ADVISERS LIKED SOME CONSUMER STOCKS
Generally, food companies such as Pepsi
Bottling Group, Conagra, and General Mills
were strong performers. Salomon Brothers
closed out its positions in those three,
recording gains. Altria (see Comments on
Davis's Largest Holdings) was an exception
to this generalization. Although Kraft Foods
contributes a substantial part of its
revenues, Altria is primarily a tobacco
company that owns Philip Morris. Consumers
traded down to discount brands because
of the weak economy and rising cigarette
taxes. However, both advisers believe it is
still attractive because of its high
www.strategicpartners.com   (800) 225-1852

dividend yield and low share price. Food retailers such as Safeway (see Comments on Salomon Brothers' Largest Holdings) and
Costco were among the large detractors. Both were hurt by customers' tendency to bargain-hunt in an uncertain economy.
Safeway faced competition from
discounters. Costco's new store growth
slowed, so investors were less willing to pay a growth premium for its shares.

SALOMON FOUND VALUE OPPORTUNITIES IN TECHNOLOGY
Salomon Brothers had a substantial
commitment to telecommunications-related stocks, including service providers such as AT&T Wireless and Verizon Communications, and suppliers such as Lucent (see Comments on Salomon Brothers' Largest Holdings). The continued recession in telecommunications hurt these stocks, detracting from return but providing opportunities for the Fund to buy additional shares at low prices.
Salomon Brothers believes that the
telecommunications sector should begin
to improve from current share prices.
Consolidation in the wireless industry is expected to improve profitability. Verizon owns 55% of Verizon Wireless, the strongest wireless company in the United States. Sun
Microsystems, hurt by the slow market for enterprise information technology projects, was among the largest detractors from return.

THE FUND GAINED ON two HEALTHCARE POSITIONS
Two healthcare holdings added to the Fund's return--the hospital manager HCA and the drug company Novartis. Both were purchased and sold at a profit during the reporting period. The Fund's several drug stocks declined.

TYCO BEGAN TO RECOVER
Although the Fund's position in Tyco
International had a significant negative impact on return, Tyco's shares rose substantially from their lows. Tyco addressed investors' concerns by completing a forensic audit (one focused on uncovering irregularities), changing the membership of its board and bringing in new, highly respected senior management. With the support of the forensic audit, it was able to strengthen its balance sheet with new funding.

Strategic Partners Focused Value Fund Management Team

-----------------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at period end.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Investment Advisers' Comments on Five Largest Holdings

Davis Selected Advisers LP   As of 2/28/03
--------------------------------------------------

American Express Co./Diversified Financial Services
American Express specializes in travel,
credit, and investment advisory services.
Its charge cards earn almost $2 billion in annual membership fees from high-credit-quality, high-spending individuals and businesses. It earns approximately 2.6% of the nearly $300 billion charged on the cards each year. We believe increasing acceptance of online purchasing will accelerate consumers' trend toward greater use of charge cards.

Altria Group, Inc./Beverage, Food, & Tobacco
Altria (formerly Philip Morris) has more than 50% of the U.S. cigarette market. It owns 84% of Kraft Foods, the largest U.S. branded food company and the second largest in the world. Combined, it offers 91 brands, including Marlboro, Virginia Slims, Kraft,
Nabisco, Post, Jell-o, Philadelphia Cream
Cheese, Maxwell House, and Miller. Each
generates $100 million or more in annual sales; 15 generate more than $1 billion.
Altria's deep management team has a long record of effective strategic acquisitions.

Wells Fargo & Co./Banking
Wells Fargo provides banking, mortgage, and consumer finance. Its large branch network, diverse product offerings, and excellent reputation give it a dominant position in West Coast markets. It is the largest mortgage lender in the United States and the world's leading Internet banking site. Its accounting, underwriting, and reserving practices are very conservative.

American International Group, Inc. (AIG)/Insurance
AIG is among the largest underwriters of commercial and industrial insurance in the world, with distribution channels in more than 130 countries. Its management is led by Maurice Greenberg, who has a record of creating value for shareholders since becoming CEO in 1962. AIG has a strong record for earnings growth and return on equity well above the industry average.

Household International, Inc./Diversified Financial Services
Household lends to consumers under the HFC and Beneficial brands, the most recognized consumer finance brands in the United
States. It has a strong track record for increasing earnings, making smart acquisitions, and partnering with key corporate clients (including Best Buy, GM, and H&R Block) to enhance distribution.
Household has agreed to be acquired by HSBC, which will allow it to draw on HSBC's bank deposits as a stable source of funding for consumer loans while increasing HSBC's presence in North America.

Holdings are subject to change.

                          www.strategicpartners.com   (800) 225-1852

Annual Report    February 28, 2003

Salomon Brothers Asset Management, Inc.   As of 2/28/03
---------------------------------------------------------

Safeway, Inc./Food & Drug Retailing
Safeway is among the largest food and drug retailers in North America. Recent weak sales have led to new pricing initiatives to remain competitive. We view the decline as primarily a result of the poor economy; we expect fundamentals to improve as the economy recovers. We regard its management as among the best in the industry. Safeway buys back stock when its price is low. Its share price remains quite attractive in comparison to its earnings.

American International Group, Inc. (AIG)/Insurance
AIG is a global insurance powerhouse with a strong balance sheet and the product expertise to capitalize on the most robust cyclical upturn that the insurance industry has seen in more than 20 years. It has the strongest position in the developing Asian financial services industry. The company has recently been gaining market share in all of its primary businesses.

Lucent Technologies, Inc./Telecommunications
Lucent is a global leader in telecommunications systems, services, and software. Its management is aggressively restructuring the company to align its cost structure with its current revenue. It appears to have ample liquidity to weather this downturn in telecommunication carriers' capital expenditures. It offers an attractive risk/reward opportunity, particularly from a longer-term perspective.

Comverse Technology, Inc./Telecommunications
Comverse is a leader in voicemail software, particularly for wireless operators. The company has an attractive pipeline of new software applications, including data and voice messaging. The reduction in spending by telecommunications service providers has pushed its share price down to attractive levels, particularly considering the company's nearly $7 per share in net cash.
Comverse has an experienced management team and relationships with almost all the world's top wireless vendors.

Morgan Stanley/Diversified Financial Services
Morgan Stanley has leadership positions in securities, asset management, and credit card services. It has a top-tier investment banking division that should benefit when the capital markets recover. It also has strong retail distribution and a profitable credit card operation. The company is managing its costs in light of its current poor revenues and should have favorable operating leverage when its businesses recover.

Holdings are subject to change.

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of February 28, 2003

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  100.2%
Common Stocks  98.7%
-------------------------------------------------------------------------------------
Air Freight & Couriers  1.6%
     44,800   United Parcel Service, Inc. (Class B Stock)         $      2,577,792
-------------------------------------------------------------------------------------
Banks  7.9%
    115,100   Bank One Corp.                                             4,147,053
     60,000   Wachovia Corp.                                             2,128,800
    131,000   Wells Fargo & Co.                                          5,940,850
                                                                  ----------------
                                                                        12,216,703
-------------------------------------------------------------------------------------
Beverage, Food & Tobacco  7.0%
    282,000   Altria Group, Inc.                                        10,899,300
-------------------------------------------------------------------------------------
Computers  2.7%
    110,700   Hewlett-Packard Co.                                        1,754,595
    690,600   Sun Microsystems, Inc.(a)                                  2,375,664
                                                                  ----------------
                                                                         4,130,259
-------------------------------------------------------------------------------------
Cosmetics & Toiletries  1.7%
     56,700   Kimberly Clark Corp.                                       2,598,561
-------------------------------------------------------------------------------------
Diversified Financials  16.6%
    254,900   American Express Co.                                       8,559,542
     67,600   Golden West Financial Corp.                                4,894,240
    184,200   Household International, Inc.                              5,144,706
     40,000   Moody's Corp.                                              1,764,000
    146,800   Morgan Stanley                                             5,409,580
                                                                  ----------------
                                                                        25,772,068
-------------------------------------------------------------------------------------
Food and Drug Retailing  5.2%
    135,400   Kroger Co.(a)                                              1,789,988
    313,100   Safeway, Inc.(a)                                           6,227,559
                                                                  ----------------
                                                                         8,017,547
-------------------------------------------------------------------------------------
Industrial Conglomerates  2.8%
    290,400   Tyco International Ltd.                                    4,297,920

    8                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Insurance  16.4%
    190,900   American International Group, Inc.                  $      9,409,461
         39   Berkshire Hathaway, Inc. (Class A Stock)(a)                2,406,300
      2,400   Berkshire Hathaway, Inc. (Class B Stock)(a)                4,956,000
     53,800   Loews Corp.                                                2,351,598
     58,700   Progressive Corp.                                          3,052,987
     46,900   XL Capital Ltd. (Class A Stock)                            3,327,086
                                                                  ----------------
                                                                        25,503,432
-------------------------------------------------------------------------------------
Media  2.2%
     83,527   Comcast Corp. (Class A Stock)(a)                           2,440,659
    368,000   UnitedGlobalCom, Inc.(a)                                     986,240
                                                                  ----------------
                                                                         3,426,899
-------------------------------------------------------------------------------------
Metals & Mining  2.1%
    161,100   Alcoa, Inc.                                                3,302,550
-------------------------------------------------------------------------------------
Multiline Retail  8.2%
    239,100   Costco Wholesale Corp.(a)                                  7,297,332
    105,200   Federated Department Stores, Inc.(a)                       2,682,600
    120,500   Home Depot, Inc.                                           2,825,725
                                                                  ----------------
                                                                        12,805,657
-------------------------------------------------------------------------------------
Oil & Gas  7.7%
     70,800   BP PLC (ADR) (United Kingdom)                              2,698,188
     39,700   ChevronTexaco Corp.                                        2,547,549
     75,000   ConocoPhillips                                             3,802,500
     61,000   Devon Energy Corp.                                         2,940,200
                                                                  ----------------
                                                                        11,988,437
-------------------------------------------------------------------------------------
Pharmaceuticals  4.3%
     42,200   Eli Lilly & Co.                                            2,386,832
     54,500   Pharmacia Corp.                                            2,251,940
    116,600   Schering-Plough Corp.                                      2,101,132
                                                                  ----------------
                                                                         6,739,904

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of February 28, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Restaurants  1.2%
    140,700   McDonald's Corp.                                    $      1,914,927
-------------------------------------------------------------------------------------
Telecommunications  11.1%
     51,640   AT&T Corp.                                                   957,405
    555,300   AT&T Wireless Services, Inc.(a)                            3,281,823
    348,000   Comverse Technology, Inc.(a)                               3,549,600
  2,171,300   Lucent Technologies, Inc.(a)                               3,560,932
    177,700   Nokia Corp. (ADR) (Finland)                                2,350,971
     40,639   NTL, Inc.(a)                                                 407,203
     91,800   Verizon Communications, Inc.                               3,174,444
                                                                  ----------------
                                                                        17,282,378
                                                                  ----------------
              Total common stocks (cost $202,513,860)                  153,474,334
                                                                  ----------------
-------------------------------------------------------------------------------------
Preferred Stock  1.5%
Media
    110,400   The News Corp. Ltd. (ADR) (Australia)
               (cost $2,626,775)                                         2,307,360
                                                                  ----------------
              Total long-term investments (cost $205,140,635)          155,781,694
                                                                  ----------------
Principal
Amount
(000)
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  0.4%
----------------------------------------------------------------------------------
Commercial Paper
$       671   UBS Finance (DE) LLC,
               1.31%, 3/03/03 (cost $670,950)                              670,950
                                                                  ----------------
              Total Investments  100.6%
               (cost $205,811,585; Note 5)                             156,452,644
              Liabilities in excess of other assets  (0.6%)               (894,019)
                                                                  ----------------
              Net Assets  100%                                    $    155,558,625
                                                                  ----------------
                                                                  ----------------

------------------------------
The following abbreviations are used in portfolio descriptions:
ADR--American Depository Receipt.
(a) Non-income producing security.

    10                                     See Notes to Financial Statements

                       This page intentionally left blank

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Assets and Liabilities

                                                                 February 28, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $205,811,585)                          $ 156,452,644
Foreign currency, at value (cost $17,308)                                 17,426
Receivable for Securities sold                                           811,344
Dividends and interest receivable                                        182,474
Receivable for Fund shares sold                                           23,823
Prepaid assets                                                             1,390
                                                                 -----------------
      Total assets                                                   157,489,101
                                                                 -----------------
LIABILITIES
Payable for Fund shares reacquired                                       966,367
Payable to custodian                                                     523,935
Accrued expenses                                                         227,186
Management fee payable                                                   109,066
Distribution fee payable                                                 100,343
Deferred trustees' fees                                                    3,579
                                                                 -----------------
      Total liabilities                                                1,930,476
                                                                 -----------------
NET ASSETS                                                         $ 155,558,625
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      21,708
   Paid-in capital in excess of par                                  230,770,047
                                                                 -----------------
                                                                     230,791,755
   Accumulated net investment loss                                       (10,964)
   Accumulated net realized loss on investments                      (25,863,344)
   Net unrealized depreciation on investments and foreign
      currency transactions                                          (49,358,822)
                                                                 -----------------
Net assets, February 28, 2003                                      $ 155,558,625
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Assets and Liabilities Cont'd.

                                                                 February 28, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($25,081,540 / 3,477,413 shares of beneficial interest
      issued and outstanding)                                              $7.21
   Maximum sales charge (5% of offering price)                              0.38
                                                                 -----------------
   Maximum offering price to public                                        $7.59
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($69,455,662 / 9,711,182 shares of beneficial
      interest issued and outstanding)                                     $7.15
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($53,256,833 / 7,446,416 shares of beneficial interest
      issued and outstanding)                                              $7.15
   Sales charge (1% of offering price)                                      0.07
                                                                 -----------------
   Offering price to public                                                $7.22
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($7,764,590 / 1,073,312 shares of beneficial
      interest issued and outstanding)                                     $7.23
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                February 28, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $23,540)         $  2,732,856
                                                                ------------------
Expenses
   Management fee                                                     1,837,584
   Distribution fee--Class A                                             77,476
   Distribution fee--Class B                                            908,709
   Distribution fee--Class C                                            704,188
   Transfer agent's fees and expenses                                   336,000
   Custodian's fees and expenses                                        150,000
   Reports to shareholders                                               85,000
   Registration fees                                                     74,000
   Audit fee                                                             30,000
   Legal fees and expenses                                               24,000
   Amortization of offering costs                                        20,486
   Trustees' fees                                                        16,000
   Miscellaneous expenses                                                11,301
                                                                ------------------
      Total expenses                                                  4,274,744
                                                                ------------------
Net investment loss                                                  (1,541,888)
                                                                ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
   Investment transactions                                          (23,707,614)
   Foreign currency transactions                                        (13,308)
                                                                ------------------
                                                                    (23,720,922)
                                                                ------------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                      (32,880,835)
   Foreign currencies                                                       228
                                                                ------------------
                                                                    (32,880,607)
                                                                ------------------
Net loss on investments and foreign currency transactions           (56,601,529)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(58,143,417)
                                                                ------------------
                                                                ------------------

    14                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Statement of Changes in Net Assets

                                                   Year            March 30, 2001(a)
                                                  Ended                 through
                                            February 28, 2003      February 28, 2002
-------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment loss                         $ (1,541,888)         $     (79,833)
   Net realized loss on investments
      and foreign currency
      transactions                              (23,720,922)            (2,160,996)
   Net change in unrealized
      depreciation on investments and
      foreign currencies                        (32,880,607)           (16,478,215)
                                            ------------------    -------------------
   Net decrease in net assets
      resulting from operations                 (58,143,417)           (18,719,044)
                                            ------------------    -------------------
Dividends and distributions (Note 1)
   Distributions from net investment
      income
      Class A                                            --               (251,532)
      Class B                                            --                (12,179)
      Class C                                            --                 (8,922)
      Class Z                                            --               (141,711)
                                            ------------------    -------------------
                                                         --               (414,344)
                                            ------------------    -------------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                 35,565,826            330,313,703
   Net asset value of shares issued in
      reinvestment of distributions                      --                379,507
   Cost of shares reacquired                    (75,504,086)           (57,919,520)
                                            ------------------    -------------------
   Net increase (decrease) in net
      assets from Fund share
      transactions                              (39,938,260)           272,773,690
                                            ------------------    -------------------
Total increase (decrease)                       (98,081,677)           253,640,302
NET ASSETS
Beginning of period                             253,640,302                     --
                                            ------------------    -------------------
End of period                                  $155,558,625          $ 253,640,302
                                            ------------------    -------------------
                                            ------------------    -------------------
------------------------------
(a) Commencement of investment operations.

    See Notes to Financial Statements                                     15

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Notes to Financial Statements

      Strategic Partners Opportunity Funds (the 'Company') is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners Focused Value Fund (the 'Fund'). These financial statements relate to Strategic Partners Focused Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on March 30, 2001.

      The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 80% of its total assets) in equity related securities of small, mid, and large sized U.S. companies that are selected by the Fund's two investment subadvisers as having strong capital appreciation potential. Each subadviser utilizes a value investment style to select approximately 20-30 securities.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
NASDAQ (other than options on securities and indices) are valued at the last reported sale price on such exchange or system on the day of valuation or, if there was no sale reported on such day, at the mean between the last reported bid and asked price on such day or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadvisers to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides valuation methodology that, in the judgment of the Manager or subadviser(s), does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees in consultation with the Manager or subadviser(s).

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Notes to Financial Statements Cont'd.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gain
(loss) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets (excluding investments) and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains (losses) from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective
                                                                          17

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Notes to Financial Statements Cont'd.

funds on the basis of relative net assets except for expenses that are incurred directly at a fund level.

      Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

      Offering Expenses:    Offering costs of approximately $190,800 were
deferred and fully amortized ratably over a period of twelve months from the date the Fund commenced investment operations.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI has entered into subadvisery agreements with Davis Selected Advisers L.P. ('Davis Advisers') and Salomon Brothers Asset Management, Inc. ('Salomon Brothers'). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Notes to Financial Statements Cont'd.

portfolio's assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of Class A shares.

      PIMS has advised the Fund that it has received approximately $52,400 and $43,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the period ended February 28, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $678,600 and $127,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the period ended February 28, 2003.

      PI and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended February 28, 2003, the amount of the commitment was $500 million from March 1, 2002 through May 2, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds
                                                                          19

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Notes to Financial Statements Cont'd.

pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the year ended February 28, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended February 28, 2003, the Fund incurred fees of approximately $256,900 for the services of PMFS. As of February 28, 2003, approximately $20,600 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $61,400 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $60,800 for the year ended February 28, 2003. As of February 28, 2003, approximately $4,400 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses on the Statement of Operations.

      For the year ended February 28, 2003, PSI earned $17,000 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended February 28, 2003 aggregated $99,523,729 and $128,663,997, respectively.

Note 5. Tax Information
In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments. For the year ended February 28, 2003, the adjustments were to decrease net investment loss by $1,530,924 decrease paid-in-capital in excess of par by $1,544,232 and decrease accumulated net realized loss on investments by $13,308 due to a net operating loss, reclassification of net

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Notes to Financial Statements Cont'd.

foreign currency losses and certain expenses not deductible for tax. Net investment income, net realized losses and net assets were not affected by this change.

      As of February 28, 2003, the Fund had no distributable earnings on a tax basis. In addition the Fund had a capital loss carryforward for tax purposes of approximately $13,483,000, of which $1,294,000 expires in 2010 and $12,189,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the statement of assets and liabilities primarily due to the deferral for federal tax purposes of post-October currency losses of approximately $11,000 and post-October capital losses of approximately $10,160,000 to the following year.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of February 28, 2003 were as follows:

                                                           Other Cost
      Tax Basis                                              Basis          Net Unrealized
    of Investments    Appreciation     Depreciation        Adjustment        Depreciation
   ----------------   -------------   ---------------   ----------------   ----------------
     $208,032,060      $1,436,903      $(53,016,319)          $118          $(51,579,298)

      The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales. The other cost basis adjustment is attributable to depreciation of foreign currency and mark to market receivables.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.
                                                                          21

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Notes to Financial Statements Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Year ended February 28, 2003:
Shares sold                                                   1,109,866    $  8,718,016
Shares reacquired                                            (1,825,581)    (14,827,277)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (715,715)     (6,109,261)
Shares issued upon conversion from Class B                        1,664          13,758
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (714,051)   $ (6,095,503)
                                                             ----------    ------------
                                                             ----------    ------------
March 30, 2001(a) through
  February 28, 2002:
Shares sold                                                   6,184,477    $ 61,849,303
Shares issued in reinvestment of distributions                   23,491         225,048
Shares reacquired                                            (2,017,049)    (19,769,928)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  4,190,919      42,304,423
Shares issued upon conversion from Class B                          545           4,783
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 4,191,464    $ 42,309,206
                                                             ----------    ------------
                                                             ----------    ------------
Class B
-----------------------------------------------------------
Year ended February 28, 2003:
Shares sold                                                     772,357    $  6,608,516
Shares reacquired                                            (3,241,481)    (25,526,121)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (2,469,124)    (18,917,605)
Shares reacquired upon conversion into Class A                   (1,672)        (13,758)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (2,470,796)   $(18,931,363)
                                                             ----------    ------------
                                                             ----------    ------------
March 30, 2001(a) through
  February 28, 2002:
Shares sold                                                  13,775,724    $137,989,515
Shares issued in reinvestment of distributions                    1,184          11,359
Shares reacquired                                            (1,594,384)    (15,230,014)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 12,182,524     122,770,860
Shares reacquired upon conversion into Class A                     (546)         (4,783)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                12,181,978    $122,766,077
                                                             ----------    ------------
                                                             ----------    ------------

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Notes to Financial Statements Cont'd.

Class C                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Year ended February 28, 2003:
Shares sold                                                   1,928,383    $ 17,328,810
Shares reacquired                                            (3,282,214)    (26,149,970)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (1,353,831)   $ (8,821,160)
                                                             ----------    ------------
                                                             ----------    ------------
March 30, 2001(a) through
  February 28, 2002:
Shares sold                                                  10,028,914    $100,718,655
Shares issued in reinvestment of distributions                      824           7,903
Shares reacquired                                            (1,229,491)    (11,672,559)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 8,800,247    $ 89,053,999
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
-----------------------------------------------------------
Year ended February 28, 2003:
Shares sold                                                     342,607    $  2,910,484
Shares reacquired                                            (1,087,526)     (9,000,718)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (744,919)   $ (6,090,234)
                                                             ----------    ------------
                                                             ----------    ------------
March 30, 2001(a) through
  February 28, 2002:
Shares sold                                                   2,967,919    $ 29,756,230
Shares issued in reinvestment of distributions                   14,112         135,196
Shares reacquired                                            (1,163,800)    (11,247,019)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,818,231    $ 18,644,407
                                                             ----------    ------------
                                                             ----------    ------------

------------------------------
(a) Commencement of investment operations.
                                                                          23

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Financial Highlights

                                                              Class A
                                               --------------------------------------
                                                     Year           March 30, 2001(a)
                                                     Ended               Through
                                               February 28, 2003    February 28, 2002
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $  9.40              $ 10.00
                                                   --------             --------
Income from investment operations
Net investment income (loss)                          (0.01)                0.05
Net realized and unrealized loss on
   investment transactions                            (2.18)               (0.59)
                                                   --------             --------
      Total from investment operations                (2.19)               (0.54)
                                                   --------             --------
Less distributions
Dividends from net investment income                     --                (0.06)
                                                   --------             --------
Net asset value, end of period                      $  7.21              $  9.40
                                                   --------             --------
                                                   --------             --------
TOTAL INVESTMENT RETURN(b):                          (23.30)%              (5.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $25,081              $39,418
Average net assets (000)                            $30,990              $44,868
Ratio to average net assets:
   Expenses, including distribution and
      service (12b-1) fees(d)                          1.52%                1.49%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                             1.27%                1.24%(c)
   Net investment loss                                (0.16)%               0.51%(c)
For Class A,B,C and Z shares:
   Portfolio turnover                                    51%                  65%

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.
(d) The distributor of the Fund has contractually agreed to limit its distributions and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

    24                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Financial Highlights Cont'd.

                                                              Class B
                                               --------------------------------------
                                                     Year           March 30, 2001(a)
                                                     Ended               Through
                                               February 28, 2003    February 28, 2002
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $  9.39             $   10.00
                                                   --------         -----------------
Income from investment operations
Net investment loss                                   (0.09)                (0.02)
Net realized and unrealized loss on
   investment transactions                            (2.15)                (0.59)
                                                   --------         -----------------
      Total from investment operations                (2.24)                (0.61)
                                                   --------         -----------------
Less distributions
Dividends from net investment income                     --                    --(c)
                                                   --------         -----------------
Net asset value, end of period                      $  7.15             $    9.39
                                                   --------         -----------------
                                                   --------         -----------------
TOTAL INVESTMENT RETURN(b):                          (23.86)%               (6.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $69,456             $ 114,443
Average net assets (000)                            $90,871             $ 115,557
Ratio to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             2.27%                 2.24%(d)
   Expenses, excluding distribution and
      service (12b-1) fees                             1.27%                 1.24%(d)
Net investment loss                                   (0.93)                (0.23)%(d)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    See Notes to Financial Statements                                     25

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Financial Highlights Cont'd.

                                                              Class C
                                               --------------------------------------
                                                     Year           March 30, 2001(a)
                                                     Ended               Through
                                               February 28, 2003    February 28, 2002
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $  9.39              $ 10.00
                                                   --------             --------
Income from investment operations
Net investment loss                                   (0.09)               (0.02)
Net realized and unrealized loss on
   investment transactions                            (2.15)               (0.59)
                                                   --------             --------
      Total from investment operations                (2.24)               (0.61)
                                                   --------             --------
Less distributions
Dividends from net investment income                     --                   --(c)
                                                   --------             --------
Net asset value, end of period                      $  7.15              $  9.39
                                                   --------             --------
                                                   --------             --------
TOTAL INVESTMENT RETURN(b):                          (23.86)%              (6.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $53,257              $82,673
Average net assets (000)                            $70,419              $84,579
Ratio to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             2.27%                2.24%(d)
   Expenses, excluding distribution and
      service (12b-1) fees                             1.27%                1.24%(d)
Net investment loss                                   (0.94)%              (0.23)%(d)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    26                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Financial Highlights Cont'd.

                                                              Class Z
                                                ------------------------------------
                                                  Six Months       March 30, 2001(a)
                                                     Ended              Through
                                                August 31, 2002    February 28, 2002
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $  9.41             $ 10.00
                                                ---------------        --------
Income from investment operations
Net investment income (loss)                           0.01                0.07
Net realized and unrealized loss on
   investment transactions                            (2.19)              (0.58)
                                                ---------------        --------
      Total from investment operations                (2.18)              (0.51)
                                                ---------------        --------
Less distributions
Dividends from net investment income                     --               (0.08)
                                                ---------------        --------
Net asset value, end of period                      $  7.23             $  9.41
                                                ---------------        --------
                                                ---------------        --------
TOTAL INVESTMENT RETURN(b):                          (23.17)%             (5.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 7,765             $17,106
Average net assets (000)                            $11,896             $19,590
Ratio to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             1.27%               1.24%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                             1.27%               1.24%(c)
Net investment loss                                    0.07%               0.76%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.

    See Notes to Financial Statements                                     27

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

             Report of Independent Accountants

To the Shareholders and Board of Trustees of Strategic Partners Focused Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Partners Focused Value Fund (the 'Fund') at February 28, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 30, 2001 (commencement of operations) through February 28, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 21, 2003

                                            ANNUAL REPORT FEBRUARY 28, 2003
       STRATEGIC PARTNERS
       OPPORTUNITY FUNDS

       STRATEGIC PARTNERS
       FOCUSED VALUE FUND
                                                             Management of
                                                                 the Trust

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Value Fund
                     www.strategicpartners.com   (800) 225-1852

             Management of the Trust (Unaudited)

      Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be 'interested persons' of the Trust (as defined in the 1940 Act), are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Trust are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Trust and any other investment companies managed by PI.
       Independent Trustees

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)          Trustee                 Since 2000
                       Robert E. La Blanc (69)              Trustee                 Since 2000
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)      Currently President Emeritus of New             80
                                                        Jersey Institute of Technology (since
                                                        2002); formerly President (1978-2002)
                                                        of New Jersey Institute of
                                                        Technology; Commissioner (1998-2002)
                                                        of the Middle States Association
                                                        Commission on Higher Education;
                                                        Commissioner (1985-2002) of the New
                                                        Jersey Comission on Science and
                                                        Technology; Member (since 2000) Board
                                                        of Directors of IDT Corporation;
                                                        Director (since 1998) Society of
                                                        Manufacturing Engineering Education
                                                        Foundation, Director (since 1995) of
                                                        Prosperity New Jersey; formerly a
                                                        Director or Trustee of Liberty
                                                        Science Center, Research and
                                                        Development Council of New Jersey,
                                                        New Jersey State Chamber of Commerce,
                                                        and National Action Council for
                                                        Minorities in Engineering.

                       Robert E. La Blanc (69)          President (since 1981) of Robert E.             77
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ---------------------------------------------------------------------
                       Saul K. Fenster, Ph.D. (70)      Director (since 2000) of IDT
                                                        Corporation.

                       Robert E. La Blanc (69)          Director of Storage
                                                        Technology Corporation
                                                        (since 1979), Chartered
                                                        Semiconductor Ltd.
                                                        (Singapore) (since 1998),
                                                        Titan Corporation
                                                        (electronics, since 1995),
                                                        Computer Associates
                                                        International, Inc. (since
                                                        2002) (software company),
                                                        Director (since 1999) of
                                                        First Financial Fund, Inc.
                                                        and Director (since April
                                                        1999) High Yield Plus Fund,
                                                        Inc.

    30                                                                    31

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Value Fund
                           www.strategicpartners.com    (800) 225-1852

             Management of the Trust (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Douglas H. McCorkindale (63)         Trustee                 Since 2000

                       W. Scott McDonald, Jr. (66)          Trustee                 Since 2000

                       Thomas T. Mooney (61)                Trustee                 Since 2000

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Douglas H. McCorkindale (63)     Chairman (since February 2001), Chief           77
                                                        Executive Officer (since June 2000)
                                                        and President (since September 1997)
                                                        of Gannett Co. Inc. (publishing and
                                                        media); formerly Vice Chairman (March
                                                        1984-May 2000) of Gannett Co. Inc.

                       W. Scott McDonald, Jr. (66)      Vice President (since 1997) of                  80
                                                        Kaludis Consulting Group, Inc.
                                                        (company serving higher education);
                                                        formerly principal (1995-1997), Scott
                                                        McDonald & Associates, Chief
                                                        Operating Officer (1991-1995),
                                                        Fairleigh Dickinson University,
                                                        Executive Vice President and Chief
                                                        Operating Officer (1975-1991), Drew
                                                        University, interim President
                                                        (1988-1990), Drew University and
                                                        founding director of School, College
                                                        and University Underwriters Ltd.

                       Thomas T. Mooney (61)            Chief Executive Officer, the                    97
                                                        Rochester Business Alliance, formerly
                                                        President of the Greater Rochester
                                                        Metro Chamber of Commerce, Rochester
                                                        City Manager; formerly Deputy Monroe
                                                        County Executive; Trustee of Center
                                                        for Governmental Research, Inc.;
                                                        Director of Blue Cross of Rochester
                                                        and Executive Service Corps of
                                                        Rochester; Director of the Rochester
                                                        Individual Practice Association.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ------------------------------------------------------------
                       Douglas H. McCorkindale (63)     Director of Gannett Co.
                                                        Inc., Director of
                                                        Continental Airlines, Inc.
                                                        (since May 1993); Director
                                                        of Lockheed Martin Corp.
                                                        (aerospace and defense)
                                                        (since May 2001); Director
                                                        of The High Yield Plus Fund,
                                                        Inc. (since 1996).

                       W. Scott McDonald, Jr. (66)

                       Thomas T. Mooney (61)            Director, President and
                                                        Treasurer (since 1986) of
                                                        First Financial Fund, Inc.,
                                                        and Director (since 1988) of
                                                        High Yield Plus Fund, Inc.

    32                                                                    33

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Value Fund
                            www.strategicpartners.com    (800) 225-1852

             Management of the Trust (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Stephen Stoneburn (59)               Trustee                 Since 2000

                       Clay T. Whitehead (64)               Trustee                 Since 2000
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Stephen Stoneburn (59)           President and Chief Executive Officer           75
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995-June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993-1995)
                                                        of Cowles Business Media and Senior
                                                        Vice President of Fairchild
                                                        Publications, Inc (1975-1989).

                       Clay T. Whitehead (64)           President (since 1983) of National              94
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ---------------------------------------------------------------
                       Stephen Stoneburn (59)

                       Clay T. Whitehead (64)           Director (since 2000) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 2000) of
                                                        the High Yield Plus Fund,
                                                        Inc.

       Interested Trustees

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       *Robert F. Gunia (56)                Vice President          Since 2000
                                                            and Trustee
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       *Robert F. Gunia (56)            Executive Vice President and Chief              116
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        Prudential Financial, Inc.
                                                        (Prudential); formerly Senior Vice
                                                        President (March 1987-May 1999) of
                                                        Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989- September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of Prudential
                                                        Mutual Funds Management, Inc. (PMF)

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       --------------------------------------------------------------
                       *Robert F. Gunia (56)            Vice President and Director
                                                        (since May 1989) and
                                                        Treasurer (since 1999) of of
                                                        The Asia Pacific Fund, Inc.

    34                                                                    35

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Value Fund
                           www.strategicpartners.com    (800) 225-1852

             Management of the Trust (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       *David R. Odenath, Jr (45)D          Trustee and             Since 2000
                                                            President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       *David R. Odenath, Jr (45)D      Formerly President, Chief Executive             116
                                                        Officer and Chief Operating Officer
                                                        (1999-2003) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

      Information pertaining to the Officers of the Trust is set forth below.

       Officers

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Judy A. Rice (55)D                   Vice President          Since 2000

                       Lori E. Bostrom (40)                 Secretary               Since 2003

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -----------------------------------------------------------------------
                       Judy A. Rice (55)D               President, Chief Executive Officer,
                                                        Chief Operating Officer and
                                                        Officer-in-Charge (since 2003) of PI;
                                                        formerly various positions to Senior
                                                        Vice President (1992-1999) of
                                                        Prudential Securities; and various
                                                        positions to Managing Director
                                                        (1975-1992) of Salomon Smith Barney;
                                                        Member of Board of Governors of the
                                                        Money Management Institute.

                       Lori E. Bostrom (40)             Vice President and Corporate Counsel
                                                        (since October 2002) of Prudential,
                                                        formerly Senior Counsel of The
                                                        Guardian Life Insurance Company of
                                                        America (February 1996-October 2002).

    36                                                                    37

       Strategic Partners Opportunity Funds
       Strategic Partners Focused Value Fund
                         www.strategicpartners.com    (800) 225-1852

             Management of the Trust (Unaudited) Cont'd.

                                                                                  Term of Office
                                                            Position with           and Length
                       Name, Address** and Age              Trust                of Time Served***
                       ----------------------------------------------------------------------------
                       Marguerite E. H. Morrison (47)       Assistant               Since 2003
                                                            Secretary

                       Grace C. Torres (42)                 Treasurer and           Since 2000
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Maryanne Ryan (38)                   Anti-Money              Since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------------------------------------------------
                       Marguerite E. H. Morrison (47)   Vice President and Chief Legal
                                                        Officer--Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential, Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996-February 2001)
                                                        of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987-September 1996) of Prudential
                                                        Securities.

                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998), First Vice President,
                                                        Prudential Securities (March 1997-May
                                                        1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, an Adviser or the Distributor.
    D On March 4, 2003, Ms. Rice was elected to serve as the President of the Fund. Mr.
      Odenath continues to serve as Trustee.
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102-4077.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or Officer.
 **** This column includes only directorships of companies required to report to the
      SEC under the Securities Exchange Act of 1934 (i.e., 'public companies') or other investment companies registered under the 1940 Act.
Additional information about the Trust's Trustees is included in the Trust's Statement of Additional Information, which is available without charge, upon request, by calling
(800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    38                                                                    39

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Getting the Most from your Mutual Fund

How many times have you read these reports-- or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate
charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                 www.strategicpartners.com    (800) 225-1852

Leverage: The use of borrowed assets to
enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment.
While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the difference
between "bid" and "asked" prices of a
security, or between the yields of two
similar maturity bonds.

Yankee Bond: A bond sold by a foreign
company or government on the U.S. market and denominated in U.S. dollars.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Class A     Growth of a $10,000 Investment

               (CHART)

 Average Annual Total Returns as of 2/28/03

                          One Year    Since Inception
With Sales Charge         -27.13%        -17.64%
Without Sales Charge      -23.30%        -15.41%

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners Focused Value Fund (Class
A shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) and the Russell 1000
Value Index by portraying the initial
account values at the commencement of
operations of Class A shares (March 30,
2001) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a lower-than-average growth orientation.
Companies in this index generally have
relatively low price-to-book ratios,
price/earnings ratios, and forecasted growth values, and relatively high dividend yields.
The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. Investors cannot invest directly in an index. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

                  www.strategicpartners.com   (800) 225-1852

Class B     Growth of a $10,000 Investment

                    (CHART)

 Average Annual Total Returns as of 2/28/03

                          One Year    Since Inception
With Sales Charge         -27.66%        -17.80%
Without Sales Charge      -23.86%        -16.03%

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners Focused Value Fund (Class
B shares) with a similar investment in the S&P 500 Index and the Russell 1000 Value
Index by portraying the initial account
values at the commencement of operations of Class B shares (March 30, 2001) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge
(CDSC) was deducted from the value of the investment in Class B shares, assuming full redemption on February 28, 2003; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a lower-than-average growth orientation.
Companies in this index generally have
relatively low price-to-book ratios,
price/earnings ratios, and forecasted growth values, and relatively high dividend yields.
The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. Investors cannot invest directly in an index. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Class C     Growth of a $10,000 Investment

                  (CHART)

 Average Annual Total Returns as of 2/28/03

                        One Year    Since Inception
With Sales Charge        -25.37%       -16.47%
Without Sales Charge     -23.86%       -16.03%

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners Focused Value Fund (Class
C shares) with a similar investment in the S&P 500 Index and the Russell 1000 Value
Index by portraying the initial account
values at the commencement of operations of Class C shares (March 30, 2001) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable CDSC was deducted from the value of the investment in Class C shares, assuming full redemption on February 28, 2003; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell 1000
Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a lower-than-average growth orientation. Companies in this index generally have relatively low price-to-book ratios, price/earnings ratios, and forecasted growth values, and relatively high dividend yields. The S&P 500 Index is an unmanaged index of 500 stocks of large
U.S. companies. It gives a broad look at how stock prices have performed. Investors cannot invest directly in an index. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

www.strategicpartners.com   (800) 225-1852

Class Z     Growth of a $10,000 Investment

                     (CHART)

 Average Annual Total Returns as of 2/28/03

        One Year    Since Inception
        -23.17%        -15.21%

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Strategic Partners Focused Value Fund (Class
Z shares) with a similar investment in the S&P 500 Index and the Russell 1000 Value
Index by portraying the initial account
values at the commencement of operations of Class Z shares (March 30, 2001) and the account values at the end of the current fiscal year (February 28, 2003), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees
(including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns on investment in the graph and the returns in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a lower-than-average growth orientation.
Companies in this index generally have
relatively low price-to-book ratios,
price/earnings ratios, and forecasted growth values, and relatively high dividend yields.
The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. Investors cannot invest directly in an index. The index returns include the reinvestment of all dividends, but do not reflect sales charges, operating expenses, or taxes. The index returns would be lower if they reflected the effects of sales charges, operating expenses, or taxes. The securities that comprise the indexes may differ substantially from the securities in the Fund. Both indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

For More Information

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit our website at:
www.strategicpartners.com

Trustees
Saul K. Fenster
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Lori E. Bostrom, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Davis Selected Advisers LP
2949 Elvira Road, Suite 101
Tucson, AZ 85706

Salomon Brothers Asset Management, Inc.
750 Washington Boulevard, 11th Floor
Stamford, CT 06901

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

Fund Symbols    Nasdaq    CUSIP
------------    ------    -----
Class A         SUVAX    86276R858
Class B         SUVBX    86276R866
Class C         SUVCX    86276R874
Class Z         SUVZX    86276R882

MFSP502E    IFS-A079261